UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6337

                              ACCESSOR FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    ________

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)
                                    ________

                             J. Anthony Whatley III
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and address of agent for service)
                                    ________

           Copies of all communications, including all communications sent to the agent for service, should be sent to:
                                Timothy W. Levin
                           Morgan, Lewis & Backius LLP
                               1701 Market Street
                           Philadelphia, PA 19103-2921
                     (Name and address of agent for service)
                                    ________

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)
                                    ________

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 206-224-7420

                      DATE OF FISCAL YEAR END: DECEMBER 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

                                  ACCESSOR GROWTH FUND
                                 SCHEDULE OF INVESTMENTS
                          AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS (98.7%)
     AEROSPACE & DEFENSE (5.6%)
       Lockheed Martin                                                                    31,900        $ 3,460,831
       Northrop Grumman                                                                   41,100          3,205,800
       United Technologies                                                                41,200          3,315,776
                                                                                                        -----------
                                                                                                          9,982,407
     BEVERAGES (5.6%)
       Anheuser-Busch                                                                     64,700          3,234,353
       Pepsi Bottling Group                                                               87,200          3,241,224
       PepsiCo                                                                            46,000          3,369,960
                                                                                                        -----------
                                                                                                          9,845,537
     BIOTECHNOLOGY (1.8%)
       Biogen Idec *                                                                      48,300          3,203,739
                                                                                                        -----------

     CAPITAL MARKETS (5.5%)
       Bank of New York Mellon                                                            72,500          3,200,150
       Northern Trust                                                                     49,100          3,253,857
       T Rowe Price Group                                                                 59,400          3,307,986
                                                                                                        -----------
                                                                                                          9,761,993
     CHEMICALS (2.6%)
       Air Products & Chemicals                                                           29,500          2,883,920
       Sigma-Aldrich                                                                      34,700          1,691,278
                                                                                                        -----------
                                                                                                          4,575,198
     COMMERCIAL SERVICES & SUPPLIES (1.5%)
       Republic Services - Class A                                                        79,100          2,587,361
                                                                                                        -----------

     COMMUNICATIONS EQUIPMENT (3.9%)
       Cisco Systems *                                                                   101,800          3,370,598
       Harris                                                                             31,200          1,803,048
       Juniper Networks *                                                                 45,500          1,665,755
                                                                                                        -----------
                                                                                                          6,839,401
     COMPUTERS & PERIPHERALS (3.7%)
       Hewlett-Packard                                                                    65,400          3,256,266
       International Business Machines                                                    28,200          3,321,960
                                                                                                        -----------
                                                                                                          6,578,226
     CONSTRUCTION & ENGINEERING (0.9%)
       Jacobs Engineering Group *                                                         21,200          1,602,296
                                                                                                        -----------

     DIVERSIFIED FINANCIAL SERVICES (1.8%)
       JP Morgan Chase                                                                    68,700          3,147,834
                                                                                                        -----------

     DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
       AT&T                                                                               62,200          2,631,682
                                                                                                        -----------

                                  ACCESSOR GROWTH FUND
                                 SCHEDULE OF INVESTMENTS
                          AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     ELECTRIC UTILITIES (1.3%)
       Edison International                                                               43,200        $ 2,395,440
                                                                                                        -----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
       Amphenol - Class A                                                                 85,500          3,399,480
                                                                                                        -----------
     ENERGY EQUIPMENT & SERVICES (1.9%)
       National Oilwell Varco *                                                           23,300          3,366,850
                                                                                                        -----------
     FOOD PRODUCTS (1.8%)
       General Mills                                                                      56,200          3,260,162
                                                                                                        -----------
     HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
       Becton Dickinson                                                                   40,000          3,282,000
                                                                                                        -----------
     HEALTH CARE PROVIDERS & SERVICES (6.0%)
       Cigna                                                                              38,500          2,051,665
       Express Scripts - Class A *                                                        35,500          1,981,610
       Humana *                                                                           48,400          3,382,192
       United Health Group                                                                65,500          3,172,165
                                                                                                        -----------
                                                                                                         10,587,632
     HOTELS, RESTAURANTS & LEISURE (3.6%)
       McDonald's                                                                         59,400          3,235,518
       Yum! Brands                                                                        94,900          3,210,467
                                                                                                        -----------
                                                                                                          6,445,985
     HOUSEHOLD PRODUCTS (1.9%)
       Colgate-Palmolive                                                                  46,800          3,337,776
                                                                                                        -----------
     INSURANCE (5.6%)
       Hartford Financial Services Group                                                  35,300          3,267,015
       Metlife                                                                            46,300          3,228,499
       Principal Financial Group                                                          54,300          3,425,787
                                                                                                        -----------
                                                                                                          9,921,301
     INTERNET SOFTWARE & SERVICES (1.8%)
       eBay *                                                                             83,000          3,238,660
                                                                                                        -----------
     LIFE SCIENCES TOOLS & SERVICES (1.1%)
       Waters *                                                                           28,900          1,933,988
                                                                                                        -----------
     MACHINERY (4.2%)
       Cummins                                                                            20,400          2,608,956
       Danaher                                                                            39,500          3,267,045
       Manitowoc                                                                          36,500          1,616,220
                                                                                                        -----------
                                                                                                          7,492,221

                                  ACCESSOR GROWTH FUND
                                 SCHEDULE OF INVESTMENTS
                          AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     MEDIA (3.6%)
       Omnicom Group                                                                      65,700        $ 3,159,513
       Walt Disney                                                                        93,000          3,198,270
                                                                                                        -----------
                                                                                                          6,357,783
     MULTI-LINE RETAIL (1.8%)
       Big Lots *                                                                         52,900          1,578,536
       Dollar Tree Stores *                                                               38,500          1,560,790
                                                                                                        -----------
                                                                                                          3,139,326
     OIL, GAS & CONSUMABLE FUELS (7.4%)
       ChevronTexaco                                                                      49,500          4,632,210
       Exxon Mobil                                                                        56,200          5,201,872
       Marathon Oil                                                                       56,100          3,198,822
                                                                                                        -----------
                                                                                                         13,032,904
     PHARMACEUTICALS (2.8%)
       Schering-Plough                                                                   103,000          3,257,890
       Watson Pharmaceuticals *                                                           51,800          1,678,320
                                                                                                        -----------
                                                                                                          4,936,210
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
       Texas Instruments                                                                  90,700          3,318,713
                                                                                                        -----------
     SOFTWARE (8.3%)
       Adobe Systems *                                                                    76,300          3,331,258
       Cadence Design Systems *                                                          133,700          2,966,803
       Factset Research Systems                                                           26,100          1,789,155
       Microsoft                                                                         113,600          3,346,656
       Oracle *                                                                          150,400          3,256,160
                                                                                                        -----------
                                                                                                         14,690,032
     SPECIALTY RETAIL (2.6%)
       Men's Wearhouse                                                                    54,600          2,758,392
       Sherwin Williams                                                                   27,500          1,807,025
                                                                                                        -----------
                                                                                                          4,565,417
     TEXTILES, APPAREL & LUXURY GOODS (1.8%)
       Coach *                                                                            65,900          3,115,093
                                                                                                        -----------
     TRADING COMPANIES & DISTRIBUTORS (1.2%)
       WW Grainger                                                                        22,700          2,070,013
                                                                                                        -----------

     TOTAL COMMON STOCKS (IDENTIFIED COST $168,189,771)                                                 174,642,660
                                                                                                        -----------

                                  ACCESSOR GROWTH FUND
                                 SCHEDULE OF INVESTMENTS
                          AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY      PRINCIPAL
     DESCRIPTION                                              RATE           DATE          AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (1.4%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $2,464,981
       collateralized by U.S. Government Agency
       Securities)(1)                                         4.780%      10/01/2007    $ 2,464,000    $  2,464,000
                                                                                                       ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,464,000)                                            2,464,000
                                                                                                       ------------

     TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $170,653,771) (2)                                      177,106,660

     TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                           (134,005)
                                                                                                       ------------

     TOTAL NET ASSETS (100.0%)                                                                         $176,972,655
                                                                                                       ============


 *   NON-INCOME PRODUCING SECURITY.
(1)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                                   ACCESSOR VALUE FUND
                                 SCHEDULE OF INVESTMENTS
                          AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS (98.1%)
     AEROSPACE & DEFENSE (6.6%)
       Boeing                                                                             19,700        $ 2,068,303
       Honeywell International                                                            69,000          4,103,430
       L-3 Communications Holdings - Class 3                                              32,500          3,319,550
       Northrop Grumman                                                                   13,140          1,024,920
       Raytheon                                                                            1,420             90,625
                                                                                                        -----------
                                                                                                         10,606,828
     AIRLINES (1.6%)
       AMR *                                                                              14,480            322,759
       Continental Airlines - Class B *                                                   44,830          1,480,735
       Skywest                                                                             8,600            216,462
       US Airways Group *                                                                 18,935            497,044
                                                                                                        -----------
                                                                                                          2,517,000
     CAPITAL MARKETS (8.3%)
       Goldman Sachs                                                                      26,600          5,765,284
       Merrill Lynch                                                                      35,800          2,551,824
       Morgan Stanley                                                                     77,580          4,887,540
                                                                                                        -----------
                                                                                                         13,204,648
     CHEMICALS (1.4%)
       CF Industries Holdings                                                              1,200             91,092
       Eastman Chemical                                                                   31,500          2,101,995
                                                                                                        -----------
                                                                                                          2,193,087
     COMMERCIAL BANKS (4.0%)
       Wells Fargo                                                                       180,800          6,440,096
                                                                                                        -----------

     COMMERCIAL SERVICES & SUPPLIES (0.8%)
       COMSYS IT Partners *                                                                3,700             62,197
       Deluxe                                                                              3,100            114,204
       ICF International *                                                                 4,700            129,626
       Manpower                                                                           15,090            971,042
                                                                                                        -----------
                                                                                                          1,277,069
     COMMUNICATIONS EQUIPMENT (0.1%)
       Interdigital Communications *                                                       7,900            164,162
                                                                                                        -----------

     COMPUTERS & PERIPHERALS (8.4%)
       Dell *                                                                            175,700          4,849,320
       Hewlett-Packard                                                                    61,760          3,075,030
       Immersion *                                                                         8,100            132,678
       International Business Machines                                                    45,160          5,319,848
                                                                                                        -----------
                                                                                                         13,376,876
     CONSUMER FINANCE (0.5%)
       Discover Financial Services                                                        38,790            806,832
                                                                                                        -----------

                                   ACCESSOR VALUE FUND
                                 SCHEDULE OF INVESTMENTS
                          AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     CONTAINERS & PACKAGING (0.2%)
       Rock-Tenn - Class A                                                                 9,600        $   277,440
                                                                                                        -----------

     DIVERSIFIED CONSUMER SERVICES (0.0%)
       Carriage Services *                                                                10,340             84,478
                                                                                                        -----------

     DIVERSIFIED FINANCIAL SERVICES (3.8%)
       JP Morgan Chase                                                                   131,610          6,030,370
                                                                                                        -----------

     DIVERSIFIED TELECOMMUNICATION SERVICES (4.7%)
       CenturyTel                                                                            700             32,354
       Verizon Communications                                                            169,170          7,490,848
                                                                                                        -----------
                                                                                                          7,523,202
     ELECTRIC UTILITIES (2.7%)
       FirstEnergy                                                                        69,240          4,385,662
                                                                                                        -----------

     ELECTRICAL EQUIPMENT (0.5%)
       Regal-Beloit                                                                       16,580            794,016
                                                                                                        -----------

     ENERGY EQUIPMENT & SERVICES (0.1%)
       Bolt Technology *                                                                   3,506            114,506
                                                                                                        -----------

     FOOD & STAPLES RETAILING (4.8%)
       Kroger                                                                            191,620          5,465,002
       Safeway                                                                            54,100          1,791,251
       Wal-Mart Stores                                                                    10,500            458,325
                                                                                                        -----------
                                                                                                          7,714,578
     FOOD PRODUCTS (0.3%)
       Imperial Sugar                                                                     14,000            365,820
       Sanderson Farms                                                                     4,300            179,181
                                                                                                        -----------
                                                                                                            545,001
     HEALTH CARE PROVIDERS & SERVICES (5.1%)
       Cigna                                                                              64,900          3,458,521
       United Health Group                                                                96,200          4,658,966
                                                                                                        -----------
                                                                                                          8,117,487
     HOTELS, RESTAURANTS & LEISURE (4.5%)
       Darden Restaurants                                                                105,900          4,432,974
       McDonald's                                                                         50,630          2,757,816
                                                                                                        -----------
                                                                                                          7,190,790
     HOUSEHOLD DURABLES (2.3%)
       NVR *                                                                               2,710          1,274,377
       Tempur-Pedic International                                                         44,878          1,604,389
       Whirlpool                                                                           9,130            813,483
                                                                                                        -----------
                                                                                                          3,692,249

                                   ACCESSOR VALUE FUND
                                 SCHEDULE OF INVESTMENTS
                          AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     HOUSEHOLD PRODUCTS (0.4%)
       Kimberly-Clark                                                                      9,400        $   660,444
                                                                                                        -----------

     INSURANCE (6.0%)
       Ace                                                                                49,677          3,008,936
       Axis Capital Holdings Ltd.                                                         30,290          1,178,584
       Hartford Financial Services Group                                                  30,190          2,794,084
       PartnerRe Ltd.                                                                     30,000          2,369,700
       XL Capital Ltd. - Class A                                                           3,280            259,776
                                                                                                        -----------
                                                                                                          9,611,080
     IT SERVICES (2.8%)
       Accenture - Class A                                                                89,687          3,609,902
       Mastercard - Class A                                                                6,130            907,056
                                                                                                        -----------
                                                                                                          4,516,958
     LEISURE EQUIPMENT & PRODUCTS (0.5%)
       Eastman Kodak                                                                      27,400            733,224
                                                                                                        -----------

     MACHINERY (1.1%)
       Navistar International *                                                           23,100          1,425,270
       Robbins & Myers                                                                     6,100            349,469
                                                                                                        -----------
                                                                                                          1,774,739
     MARINE (0.1%)
       TBS International Ltd. - Class A *                                                  5,995            247,294
                                                                                                        -----------

     MEDIA (2.1%)
       EchoStar Communications - Class A *                                                37,300          1,746,013
       Idearc                                                                             49,324          1,552,226
                                                                                                        -----------
                                                                                                          3,298,239
     METALS & MINING (6.6%)
       Cleveland-Cliffs                                                                   12,211          1,074,202
       Freeport-McMoRan Copper & Gold                                                     64,200          6,733,938
       Nucor                                                                              32,380          1,925,638
       United States Steel                                                                 8,020            849,639
                                                                                                        -----------
                                                                                                         10,583,417
     OIL, GAS & CONSUMABLE FUELS (11.7%)
       ChevronTexaco                                                                      74,800          6,999,784
       Exxon Mobil                                                                        52,840          4,890,870
       Marathon Oil                                                                      101,180          5,769,284
       Suburban Propane Partners LP                                                       23,000          1,021,200
                                                                                                        -----------
                                                                                                         18,681,138
     PAPER & FOREST PRODUCTS (0.5%)
       International Paper                                                                20,338            729,524
                                                                                                        -----------

                                   ACCESSOR VALUE FUND
                                 SCHEDULE OF INVESTMENTS
                          AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     PERSONAL PRODUCTS (0.5%)
       Alberto-Culver - Class B                                                           15,284        $   378,890
       NBTY *                                                                             11,290            458,374
                                                                                                        -----------
                                                                                                            837,264
     PHARMACEUTICALS (1.9%)
       Johnson & Johnson                                                                   2,500            164,250
       Merck                                                                              35,810          1,851,019
       Schering-Plough                                                                    30,800            974,204
                                                                                                        -----------
                                                                                                          2,989,473
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
       Integrated Device Technology *                                                     24,300            376,164
                                                                                                        -----------

     SOFTWARE (0.1%)
       McAfee *                                                                            3,600            125,532
                                                                                                        -----------

     SPECIALTY RETAIL (0.1%)
       TJX Companies                                                                       8,000            232,560
                                                                                                        -----------

     THRIFTS & MORTGAGE FINANCE (1.0%)
       Downey Financial                                                                   26,660          1,540,948
                                                                                                        -----------

     TOBACCO (1.8%)
       Altria Group                                                                       40,500          2,815,965
                                                                                                        -----------

     WIRELESS TELECOMMUNICATION SERVICES (0.0%)
       USA Mobility                                                                        4,600             77,602
                                                                                                        -----------

     TOTAL COMMON STOCKS (IDENTIFIED COST $145,406,134)                                                 156,887,942
                                                                                                        -----------


                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (1.9%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $3,079,226
       collateralized by U.S. Government Agency
       Securities)(1)                                        4.780%       10/01/2007      $ 3,078,000     3,078,000
                                                                                                       ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,078,000)                                            3,078,000
                                                                                                       ------------

     TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $148,484,134) (2)                                      159,965,942

     TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                             (38,373)
                                                                                                       ------------

     TOTAL NET ASSETS (100.0%)                                                                         $159,927,569
                                                                                                       ============


 *   NON-INCOME PRODUCING SECURITY.
(1)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS (98.2%)
     AEROSPACE & DEFENSE (0.8%)
       Alliant Techsystems *                                                               8,600        $   939,980
       American Science & Engineering                                                      5,700            357,162
       Ceradyne *                                                                          3,600            272,664
       Cubic                                                                              27,500          1,159,675
                                                                                                        -----------
                                                                                                          2,729,481
     AIR FREIGHT & LOGISTICS (0.5%)
       Atlas Air Worldwide Holdings *                                                     11,300            583,419
       HUB Group - Class A *                                                              42,700          1,282,281
                                                                                                        -----------
                                                                                                          1,865,700
     AIRLINES (1.2%)
       AMR *                                                                              24,100            537,189
       Continental Airlines - Class B *                                                   31,400          1,037,142
       Delta Air Lines *                                                                  87,000          1,561,650
       Northwest Airlines *                                                               32,500            578,500
       UAL *                                                                              13,900            646,767
                                                                                                        -----------
                                                                                                          4,361,248
     AUTO COMPONENTS (0.9%)
       Aftermarket Technology *                                                           12,500            396,750
       Cooper Tire & Rubber                                                               78,600          1,917,840
       Hayes Lemmerz International *                                                      85,300            354,848
       Strattec Security                                                                   4,500            209,340
       Visteon *                                                                          65,400            336,810
                                                                                                        -----------
                                                                                                          3,215,588
     BEVERAGES (0.6%)
       Boston Beer *                                                                      35,100          1,707,966
       PepsiAmericas                                                                      12,600            408,744
                                                                                                        -----------
                                                                                                          2,116,710
     BIOTECHNOLOGY (2.9%)
       Amylin Pharmaceuticals *                                                           21,800          1,090,000
       Cephalon *                                                                         15,300          1,117,818
       CV Therapeutics *                                                                  39,200            352,016
       Enzon Pharmaceuticals *                                                           228,000          2,008,680
       Genentech *                                                                        53,600          4,181,872
       Kosan Biosciences *                                                                38,400            192,384
       Maxygen *                                                                          21,200            144,372
       Theravance *                                                                       24,600            641,814
       Zymogenetics *                                                                     38,700            505,035
                                                                                                        -----------
                                                                                                         10,233,991
     BUILDING PRODUCTS (0.2%)
       Lennox International                                                               19,800            669,240
       USG *                                                                               3,500            131,425
                                                                                                        -----------
                                                                                                            800,665

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     CAPITAL MARKETS (2.0%)
       Cohen & Steers                                                                      7,100        $   262,913
       Eaton Vance                                                                        35,200          1,406,592
       Greenhill                                                                          11,800            720,390
       Piper Jaffray *                                                                    13,800            739,680
       SEI Company                                                                        10,000            272,800
       Waddell & Reed Financial - Class A                                                137,500          3,716,625
                                                                                                        -----------
                                                                                                          7,119,000
     CHEMICALS (3.1%)
       Airgas                                                                              7,900            407,877
       Core Molding Technologies *                                                        14,000            107,240
       FMC                                                                                49,200          2,559,384
       Lubrizol                                                                           16,800          1,093,008
       Nalco Holding                                                                      55,600          1,648,540
       OM Group *                                                                         20,100          1,061,481
       Rockwood Holdings *                                                                15,700            562,531
       Terra Industries *                                                                111,900          3,497,994
                                                                                                        -----------
                                                                                                         10,938,055
     COMMERCIAL BANKS (3.0%)
       Banner                                                                             23,800            818,482
       Financial Institutions                                                             20,300            367,024
       First Bancorp                                                                     187,600          1,782,200
       Firstmerit                                                                         20,800            411,008
       Intervest Bancshares - Class A                                                      7,600            188,100
       PAB Bankshares                                                                      4,700             77,879
       Popular                                                                            76,512            939,568
       Republic Bancorp                                                                   11,867            187,973
       Sterling Financial                                                                 14,500            390,195
       Suffolk Bancorp                                                                     6,500            208,390
       UMB Financial                                                                      37,650          1,613,679
       Unionbancal                                                                        24,000          1,401,840
       Vineyard National Bancorp                                                          16,800            280,896
       WesBanco                                                                           13,800            344,724
       Western Alliance Bancorp *                                                         17,000            400,690
       Whitney Holding                                                                    48,900          1,289,982
                                                                                                        -----------
                                                                                                         10,702,630
     COMMERCIAL SERVICES & SUPPLIES (3.8%)
       ABM Industries                                                                     73,000          1,458,540
       Diamond Management & Technology Consultants                                        27,200            250,240
       Ecology and Environment - Class A                                                   7,770             90,909
       Heidrick & Struggles International                                                 20,300            739,935
       IHS - Class A *                                                                     8,900            502,761
       Kforce *                                                                           46,000            591,560
       Knoll                                                                              24,700            438,178

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     COMMERCIAL SERVICES & SUPPLIES - CONTINUED
       Labor Ready *                                                                      77,100        $ 1,427,121
       Learning Tree International *                                                       5,300             94,128
       Manpower                                                                           22,700          1,460,745
       PRG-Schultz International *                                                        22,300            302,834
       Republic Services - Class A                                                        56,400          1,844,844
       Spherion *                                                                         33,700            278,362
       Steelcase - Class A                                                                58,800          1,057,224
       Stericycle *                                                                       20,400          1,166,064
       Teletech *                                                                         24,000            573,840
       Tetra Tech *                                                                       13,500            285,120
       United Stationers *                                                                 9,100            505,232
       Viad                                                                               13,800            496,800
                                                                                                        -----------
                                                                                                         13,564,437
     COMMUNICATIONS EQUIPMENT (0.7%)
       Commscope *                                                                        31,200          1,567,488
       Communications Systems                                                              6,700             70,350
       Infinera *                                                                         20,700            417,105
       Powerwave Technologies *                                                           73,900            455,224
                                                                                                        -----------
                                                                                                          2,510,167
     COMPUTERS & PERIPHERALS (1.1%)
       Brocade Communications Systems *                                                  133,900          1,146,184
       Diebold                                                                            12,200            554,124
       Electronics for Imaging *                                                          28,000            752,080
       Emulex *                                                                           51,000            977,670
       Palm *                                                                             22,800            370,956
                                                                                                        -----------
                                                                                                          3,801,014
     CONSTRUCTION & ENGINEERING (0.7%)
       Foster Wheeler *                                                                   16,900          2,218,632
       Perini *                                                                            5,100            285,243
                                                                                                        -----------
                                                                                                          2,503,875
     CONSTRUCTION MATERIALS (0.1%)
       Eagle Materials                                                                    10,600            378,844
                                                                                                        -----------

     CONSUMER FINANCE (0.2%)
       AmeriCredit *                                                                      13,900            244,362
       First Marblehead                                                                   15,200            576,536
                                                                                                        -----------
                                                                                                            820,898
     CONTAINERS & PACKAGING (1.9%)
       Aptargroup                                                                         16,000            605,920
       Crown Holdings *                                                                  101,100          2,301,036
       Greif - Class A                                                                    18,800          1,140,784
       Silgan Holdings                                                                    45,000          2,418,750

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     CONTAINERS & PACKAGING - CONTINUED
       Sonoco Products                                                                    12,900        $   389,322
                                                                                                        -----------
                                                                                                          6,855,812
     DISTRIBUTORS (0.1%)
       LKQ *                                                                               7,600            264,556
                                                                                                        -----------
     DIVERSIFIED CONSUMER SERVICES (1.6%)
       Carriage Services *                                                                59,400            485,298
       Pre-Paid Legal Services *                                                          14,100            781,986
       Service Corp. International                                                       186,940          2,411,526
       Sotheby's Holdings - Class A                                                       26,400          1,261,656
       Stewart Enterprises - Class A                                                     113,600            865,632
                                                                                                        -----------
                                                                                                          5,806,098
     DIVERSIFIED FINANCIAL SERVICES (1.0%)
       Interactive Brokers Group - Class A *                                              36,200            950,612
       IntercontinentalExchange *                                                          1,800            273,420
       Nymex Holdings                                                                      4,200            546,756
       NYSE Euronext                                                                      11,100            878,787
       Portfolio Recovery Associates                                                      14,600            774,822
                                                                                                        -----------
                                                                                                          3,424,397
     DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
       Cincinnati Bell *                                                                 227,000          1,121,380
       Consolidated Communications                                                        67,400          1,321,714
       D&E Communications                                                                 13,300            189,126
       Fairpoint Communications                                                           20,200            380,972
       General Communication *                                                            60,000            728,400
       Level 3 Communications *                                                          125,000            581,250
       Shenandoah Telecommunications                                                       6,300            137,088
                                                                                                        -----------
                                                                                                          4,459,930
     ELECTRIC UTILITIES (1.5%)
       Central Vermont Public Service                                                     15,000            548,100
       Pepco Holdings                                                                     56,100          1,519,188
       Portland General Electric                                                          57,700          1,604,060
       Reliant Energy *                                                                   29,300            750,080
       Unitil                                                                              1,100             32,450
       Westar Energy                                                                      39,900            979,944
                                                                                                        -----------
                                                                                                          5,433,822
     ELECTRICAL EQUIPMENT (1.9%)
       AVX                                                                                56,700            912,870
       Belden CDT                                                                         14,300            670,813
       C&D Technologies *                                                                 22,400            111,552
       FuelCell Energy *                                                                  66,000            590,040
       Genlyte Group *                                                                    15,200            976,752
       Littelfuse *                                                                       23,900            852,991

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     ELECTRICAL EQUIPMENT - CONTINUED
       Napco Security Systems *                                                           45,625        $   254,131
       Roper Industries                                                                   29,300          1,919,150
       Woodward Governor                                                                   7,800            486,720
                                                                                                        -----------
                                                                                                          6,775,019
     ELECTRONIC EQUIPMENT & INSTRUMENTS (2.9%)
       Avnet *                                                                            20,200            805,172
       Checkpoint Systems *                                                               12,500            329,875
       Dolby Laboratories - Class A *                                                     30,000          1,044,600
       Echelon *                                                                          13,600            340,136
       Insight Enterprises *                                                              11,300            291,653
       Methode Electronics                                                               121,300          1,825,565
       Mettler Toledo International *                                                     23,600          2,407,200
       Rofin-Sinar Technologies *                                                         11,900            835,499
       Tessco Technologies *                                                              12,800            200,832
       Vishay Intertechnology *                                                          173,785          2,264,419
                                                                                                        -----------
                                                                                                         10,344,951
     ENERGY EQUIPMENT & SERVICES (3.1%)
       Cameron International *                                                            39,100          3,608,539
       Diamond Offshore Drilling                                                           7,400            838,346
       Grant Prideco *                                                                    39,700          2,164,444
       T-3 Energy Services *                                                              11,400            486,096
       Tidewater                                                                          49,200          3,091,728
       Trico Marine Services *                                                            27,000            804,600
                                                                                                        -----------
                                                                                                         10,993,753
     FOOD PRODUCTS (0.7%)
       Hormel Foods                                                                       27,400            980,372
       JM Smucker                                                                         21,700          1,159,214
       Seaboard                                                                              200            392,000
                                                                                                        -----------
                                                                                                          2,531,586
     GAS UTILITIES (1.8%)
       Amerigas Partners (1)                                                               6,200            221,340
       Energen                                                                            37,400          2,136,288
       Equitable Resources                                                                25,900          1,343,433
       National Fuel Gas                                                                  29,900          1,399,619
       Southwest Gas                                                                      21,900            619,551
       UGI                                                                                20,700            537,786
                                                                                                        -----------
                                                                                                          6,258,017
     HEALTH CARE EQUIPMENT & SUPPLIES (2.4%)
       Conmed *                                                                           26,300            736,137
       CYTYC *                                                                            17,800            848,170
       Gen-Probe *                                                                        11,800            785,644
       Henry Schein *                                                                     21,500          1,308,060
       Idexx Laboratories *                                                                2,300            252,057

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
       Immucor *                                                                          12,400        $   443,300
       Integra LifeSciences Holdings *                                                    16,000            777,280
       Intuitive Surgical *                                                                2,500            575,000
       Kinetic Concepts *                                                                 38,900          2,189,292
       Utah Medical Products                                                               4,000            125,560
       Vital Signs                                                                         6,700            349,338
                                                                                                        -----------
                                                                                                          8,389,838
     HEALTH CARE PROVIDERS & SERVICES (2.0%)
       Alliance Imaging *                                                                 45,300            410,418
       American Dental Partners *                                                         14,000            392,140
       Apria Healthcare Group *                                                           16,500            429,165
       Chemed                                                                             25,900          1,609,944
       Emergency Medical Services - Class A *                                             11,400            344,850
       Health Net *                                                                        9,400            508,070
       Healthspring *                                                                     22,800            444,600
       HealthTronics *                                                                    25,400            129,540
       Medcath *                                                                          15,700            431,122
       Medical Staffing Network *                                                         28,200            144,384
       Pediatrix Med Group *                                                              13,600            889,712
       WellCare Health Plans *                                                            13,500          1,423,305
                                                                                                        -----------
                                                                                                          7,157,250
     HEALTH CARE TECHNOLOGY (0.3%)
       HLTH *                                                                             38,700            548,379
       Trizetto Group *                                                                   30,500            534,055
                                                                                                        -----------
                                                                                                          1,082,434
     HOTELS, RESTAURANTS & LEISURE (1.5%)
       Choice Hotels International                                                         6,700            252,389
       Famous Dave's of America *                                                         12,500            203,250
       Icahn Enterprises                                                                   8,800          1,026,080
       International Speedway                                                             11,600            531,976
       Interstate Hotels & Resorts *                                                     129,900            591,045
       Jack-in-the-Box *                                                                   9,100            590,044
       Monarch Casino & Resort *                                                          12,800            364,160
       Silverleaf Resorts *                                                               28,900            152,881
       Triarc Cos                                                                         77,500            969,525
       Wynn Resorts Ltd.                                                                   3,800            598,728
                                                                                                        -----------
                                                                                                          5,280,078
     HOUSEHOLD DURABLES (2.2%)
       American Greetings - Class A                                                       59,700          1,576,080
       Avatar Holdings *                                                                  13,500            674,055
       Energizer Holdings *                                                               29,500          3,270,075
       NVR *                                                                               2,100            987,525

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     HOUSEHOLD DURABLES - CONTINUED
       Tupperware Brands                                                                  36,700        $ 1,155,683
                                                                                                        -----------
                                                                                                          7,663,418
     INDEPENDENT POWER PRODUCERS (0.3%)
       Mirant *                                                                           23,700            964,116
                                                                                                        -----------

     INDUSTRIAL CONGLOMERATES (0.4%)
       Teleflex                                                                           13,500          1,051,920
       Tredegar                                                                           18,200            313,950
                                                                                                        -----------
                                                                                                          1,365,870
     INSURANCE (8.8%)
       Alleghany *                                                                         1,040            422,240
       American Financial Group                                                            9,600            273,792
       Amtrust Financial Services                                                         16,200            245,754
       Arch Capital Group Ltd. *                                                           7,200            535,752
       Aspen Insurance Holdings Ltd.                                                      75,600          2,109,996
       Assured Guaranty Ltd.                                                              30,100            817,817
       Axis Capital Holdings Ltd.                                                         38,000          1,478,580
       Berkshire Hathaway - Class A *                                                         97         11,495,470
       CNA Financial                                                                      62,300          2,449,636
       Endurance Specialty Holdings Ltd.                                                  13,000            540,150
       Kansas City Life Insurance                                                          1,500             66,120
       Max Capital Group Ltd.                                                             20,000            560,800
       Montpelier Re Holdings Ltd.                                                        35,500            628,350
       Nationwide                                                                         58,900          3,169,998
       Old Republic International                                                         22,437            420,470
       Philadelphia Consolidated Holding *                                                16,300            673,842
       Platinum Underwriters Holdings Ltd.                                                11,400            409,944
       Protective Life                                                                    21,700            920,948
       Reinsurance Group of America                                                        5,800            328,802
       Security Capital Assurance Ltd.                                                    21,700            495,628
       Transatlantic Holdings                                                             12,125            852,751
       Unitrin                                                                            29,300          1,452,987
       WR Berkley                                                                         21,900            648,897
                                                                                                        -----------
                                                                                                         30,998,724
     INTERNET & CATALOG RETAIL (1.3%)
       FTD Group                                                                          72,100          1,072,848
       Liberty Media Interactive *                                                        22,300            428,383
       Overstock.com *                                                                    27,200            783,360
       PC Mall *                                                                          35,800            558,838
       Priceline.com *                                                                    19,300          1,712,875
                                                                                                        -----------
                                                                                                          4,556,304
     INTERNET SOFTWARE & SERVICES (1.6%)
       DealerTrack Holdings *                                                             22,400            938,112

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     INTERNET SOFTWARE & SERVICES - CONTINUED
       Earthlink *                                                                        88,100        $   697,752
       Equinix *                                                                           6,200            549,878
       Expedia *                                                                          87,400          2,786,312
       United Online                                                                      17,000            255,170
       Vignette *                                                                         20,400            409,428
                                                                                                        -----------
                                                                                                          5,636,652
     IT SERVICES (2.5%)
       Accenture - Class A                                                               129,800          5,224,450
       CSG Systems International *                                                        30,600            650,250
       Total System Services                                                              77,400          2,150,172
       Wright Express *                                                                   26,600            970,634
                                                                                                        -----------
                                                                                                          8,995,506
     LEISURE EQUIPMENT & PRODUCTS (0.7%)
       Jakks Pacific *                                                                    32,400            865,404
       Polaris Industries                                                                 28,100          1,225,722
       RC2 *                                                                              10,300            285,207
                                                                                                        -----------
                                                                                                          2,376,333
     LIFE SCIENCES TOOLS & SERVICES (0.6%)
       Accelrys *                                                                         23,800            163,030
       Invitrogen *                                                                       20,100          1,642,773
       Nektar Therapeutics *                                                              52,400            462,692
                                                                                                        -----------
                                                                                                          2,268,495
     MACHINERY (1.8%)
       Astec Industries *                                                                 12,300            706,635
       Cascade                                                                            19,200          1,251,264
       Columbus McKinnon *                                                                12,600            313,614
       EnPro Industries *                                                                 25,900          1,051,540
       Hardinge                                                                            8,000            278,640
       Key Technology *                                                                    7,700            231,770
       NACCO Industries - Class A                                                          2,700            279,396
       Nordson                                                                            32,200          1,616,762
       Omega Flex                                                                          1,500             25,050
       Wabtec                                                                             18,700            700,502
                                                                                                        -----------
                                                                                                          6,455,173
     MARINE (0.3%)
       Horizon Lines                                                                      31,800            970,854
                                                                                                        -----------

     MEDIA (3.4%)
       Acme Communications                                                                22,400             86,688
       Cox Radio - Class A *                                                              67,500            880,875
       DreamWorks *                                                                       41,600          1,390,272
       Hearst-Argyle Television - Class A                                                 24,100            625,636
       John Wiley & Sons - Class A                                                        17,400            781,782

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     MEDIA - CONTINUED
       Liberty Global Inc. - Class A *                                                    41,800        $ 1,714,636
       Liberty Media Capital *                                                             9,760          1,218,341
       Lin TV - Class A *                                                                 36,600            476,166
       Lodgenet Entertainment *                                                           15,700            398,152
       Morningstar *                                                                      17,700          1,086,780
       Regal Entertainment Group - Class A                                                21,800            478,510
       RH Donnelley *                                                                      7,500            420,150
       Sinclair Broadcast Group - Class A                                                127,000          1,529,080
       Virgin Media                                                                       24,300            589,761
       World Wrestling Entertainment - Class A                                            19,700            297,076
                                                                                                        -----------
                                                                                                         11,973,905
     METALS & MINING (1.8%)
       AK Steel *                                                                         40,100          1,762,395
       Carpenter Technology                                                                9,600          1,248,096
       Cleveland-Cliffs                                                                    8,000            703,760
       Quanex                                                                             25,500          1,197,990
       Reliance Steel & Aluminum                                                          11,400            644,556
       Steel Dynamics                                                                     20,800            971,360
                                                                                                        -----------
                                                                                                          6,528,157
     MULTI-LINE RETAIL (0.6%)
       Dollar Tree Stores *                                                               53,300          2,160,782
                                                                                                        -----------

     MULTI-UTILITIES (0.5%)
       MDU Resources Group                                                                50,250          1,398,960
       OGE Energy                                                                          7,200            238,320
                                                                                                        -----------
                                                                                                          1,637,280
     OIL, GAS & CONSUMABLE FUELS (5.8%)
       Atlas America                                                                      17,016            878,536
       Boardwalk Pipeline Partners LP                                                     18,100            554,403
       Calumet Specialty Products Partners LP (1)                                          4,700            231,052
       Cheniere Energy *                                                                  28,400          1,112,428
       Clayton Williams Energy *                                                          10,700            353,100
       CNX Gas *                                                                          16,200            466,074
       DCP Midstream Partners LP                                                          10,300            442,694
       Dorchester LP                                                                       6,000            122,100
       Evergreen Energy *                                                                 85,300            435,030
       Frontier Oil                                                                       68,100          2,835,684
       Holly                                                                              57,400          3,434,242
       Magellan Midstream Holdings                                                         8,000            211,200
       Markwest Energy Partners LP                                                         8,100            248,427
       Markwest Hydrocarbon                                                               14,200            825,446
       McMoRan Exploration *                                                              48,200            648,290
       Noble Energy                                                                       27,700          1,940,108

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     OIL, GAS & CONSUMABLE FUELS - CONTINUED
       ONEOK (1)                                                                           5,600        $   332,976
       Overseas Shipholding Group                                                         15,500          1,190,865
       Penn Virginia Resource LP (1)                                                      19,000            520,600
       Pioneer Natural Resources                                                           8,600            386,828
       Ship Finance                                                                       26,300            690,901
       Suburban Propane Partners LP                                                       29,400          1,305,360
       Tesoro Petroleum                                                                   30,600          1,408,212
                                                                                                        -----------
                                                                                                         20,574,556
     PERSONAL PRODUCTS (1.3%)
       Chattem *                                                                           7,900            557,108
       Elizabeth Arden *                                                                  45,500          1,226,680
       NBTY *                                                                             66,100          2,683,660
                                                                                                        -----------
                                                                                                          4,467,448
     PHARMACEUTICALS (0.4%)
       Anesiva *                                                                          37,400            214,676
       Endo Pharmaceuticals *                                                             12,200            378,322
       Viropharma *                                                                       78,000            694,200
                                                                                                        -----------
                                                                                                          1,287,198
     REAL ESTATE (3.7%)
       Anthracite                                                                         43,200            393,120
       Equity Lifestyle Properties                                                        43,200          2,237,760
       Felcor Lodging                                                                     88,400          1,761,812
       Gramercy Capital                                                                   24,300            611,631
       Jer Investors Trust                                                                22,700            282,615
       National Health Realty                                                              3,100             72,137
       Novastar Financial                                                                 40,450            358,791
       Omega Healthcare Investors                                                         37,200            577,716
       PS Business Parks                                                                  11,700            665,145
       Ramco-Gershenson Properties                                                         6,600            206,184
       Reis *                                                                             11,700             85,995
       Saul Centers                                                                       40,500          2,085,750
       Sun Communities                                                                     7,500            225,600
       Taubman Centers                                                                    64,800          3,547,800
                                                                                                        -----------
                                                                                                         13,112,056
     REAL ESTATE INVESTMENT TRUSTS (REITS) (1.2%)
       Hospitality Properties Trust                                                       55,700          2,264,205
       HRPT Properties Trust                                                              79,600            787,244
       iStar Financial                                                                    39,700          1,349,403
                                                                                                        -----------
                                                                                                          4,400,852
     REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
       Jones Lang LaSalle                                                                 21,200          2,178,512
                                                                                                        -----------

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     ROAD & RAIL (0.2%)
       Heartland Express                                                                  37,466        $   535,014
                                                                                                        -----------

     SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.1%)
       Eagle Test Systems *                                                               26,800            343,576
                                                                                                        -----------

     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
       Advanced Energy Industries *                                                       40,900            617,590
       Atheros Communications *                                                           11,700            350,649
       Atmel *                                                                            60,000            309,600
       Lam Research *                                                                     40,000          2,130,400
       Marvell Technology Group Ltd. *                                                    16,700            273,379
       Micrel                                                                            103,000          1,112,400
       MKS Instruments *                                                                  29,200            555,384
       Silicon Laboratories *                                                             12,000            501,120
       Silicon Storage Technology *                                                      144,500            465,290
       Spansion - Class A *                                                               58,900            497,705
       Tessera Technologies *                                                              8,900            333,750
       Zoran *                                                                            47,200            953,440
                                                                                                        -----------
                                                                                                          8,100,707
     SOFTWARE (3.4%)
       BEA Systems *                                                                      36,300            503,481
       Cadence Design Systems *                                                           26,500            588,035
       EPIQ Systems *                                                                     39,000            733,980
       Logility *                                                                         43,300            503,579
       Macrovision *                                                                      28,600            704,418
       Manhattan Associates *                                                             57,300          1,570,593
       McAfee *                                                                           22,100            770,627
       Micros Systems *                                                                   14,100            917,487
       NAVTEQ *                                                                           21,900          1,707,543
       OPNET Technologies *                                                               12,800            148,480
       Pegasystems                                                                        52,100            619,990
       Red Hat *                                                                          13,900            276,193
       SPSS *                                                                             23,400            962,676
       Synopsys *                                                                         77,200          2,090,576
                                                                                                        -----------
                                                                                                         12,097,658
     SPECIALTY RETAIL (2.5%)
       Aeropostale *                                                                      93,150          1,775,439
       American Eagle Outfitters                                                          65,150          1,714,097
       AnnTaylor Stores *                                                                 13,800            437,046
       Barnes & Noble                                                                     40,200          1,417,452
       Buckle                                                                             16,800            637,392
       Collective Brands *                                                                11,500            253,690
       CSK Auto *                                                                         71,300            759,345

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     SPECIALTY RETAIL - CONTINUED
       DSW *                                                                              21,200        $   533,604
       Jo-Ann Stores *                                                                    19,000            400,900
       Rent A Center - Class A *                                                          16,500            299,145
       TravelCenters of America LLC *                                                     12,370            403,262
       United Retail Group *                                                              12,300            167,157
                                                                                                        -----------
                                                                                                          8,798,529
     TEXTILES, APPAREL & LUXURY GOODS (1.1%)
       Columbia Sportswear                                                                13,900            768,809
       CROCS *                                                                             8,900            598,525
       Kellwood                                                                           20,300            346,115
       Maidenform Brands *                                                                31,900            506,572
       Perry Ellis International *                                                        14,400            399,024
       Warnaco Group *                                                                    36,700          1,433,869
                                                                                                        -----------
                                                                                                          4,052,914
     THRIFTS & MORTGAGE FINANCE (0.6%)
       First Place Financial                                                              27,200            481,440
       FirstFed Financial *                                                                7,800            386,490
       PFF Bancorp                                                                        28,180            432,281
       TFS Financial *                                                                    27,700            358,438
       United Community Financial                                                         52,000            375,440
                                                                                                        -----------
                                                                                                          2,034,089
     TOBACCO (1.1%)
       Alliance One International *                                                      127,700            835,158
       Loews                                                                              35,000          2,878,050
                                                                                                        -----------
                                                                                                          3,713,208
     TRADING COMPANIES & DISTRIBUTORS (0.3%)
       Applied Industrial Technologies                                                    16,500            508,695
       WESCO International *                                                              14,500            622,630
                                                                                                        -----------
                                                                                                          1,131,325
     WIRELESS TELECOMMUNICATION SERVICES (1.0%)
       American Tower - Class A *                                                         23,200          1,010,128
       Centennial Communications *                                                        41,300            417,956
       Clearwire - Class A *                                                              17,300            422,812
       FiberTower *                                                                       66,400            254,976
       Syniverse Holdings *                                                               48,900            777,510
       Telephone & Data Systems                                                           10,300            687,525
                                                                                                        -----------
                                                                                                          3,570,907

     TOTAL COMMON STOCKS (IDENTIFIED COST $299,189,552)                                                 347,669,962
                                                                                                        -----------

                               ACCESSOR SMALL TO MID CAP FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY      PRINCIPAL
     DESCRIPTION                                              RATE           DATE         AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (1.7%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $6,128,440
       collateralized by U.S. Government Agency
       Securities)(2)                                        4.780%       10/01/2007     $6,126,000    $  6,126,000
                                                                                                       ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $6,126,000)                                            6,126,000
                                                                                                       ------------

     TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $305,315,552) (3)                                       353,795,962

     TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                             341,785
                                                                                                       ------------

     TOTAL NET ASSETS (100.0%)                                                                         $354,137,747
                                                                                                       ============

-------------------------------------------------------------------------------------------------------------------
     OUTSTANDING FUTURES CONTRACTS
                                                                                                      UNREALIZED
                                                                                      UNITS PER      APPRECIATION/
      TYPE                                            EXPIRATION      CONTRACTS       CONTRACT      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
      Russell 2000 E-Mini (Buy)                        12/24/07          47              100           $    113,071
      S&P 500 (Buy)                                    12/25/07           5              250                 50,348
                                                                                                       ------------
                                                                                                       $    163,419
                                                                                                       ============


 *   NON-INCOME PRODUCING SECURITY.
(1) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT SEPTEMBER 30, 2007, THESE SECURITIES AMOUNTED TO $1,305,968 OR 0.37% OF NET ASSETS.
(2)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(3)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                             ACCESSOR INTERNATIONAL EQUITY FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS (98.9%)
     AUSTRALIA (1.0%)
       AMP Ltd.                                                                           90,264        $   844,352
       Dyno Nobel Ltd.                                                                   332,600            796,993
       Iluka Resources Ltd.                                                               39,309            192,575
       United Group Ltd.                                                                  65,500          1,077,173
                                                                                                        -----------
                                                                                                          2,911,093
     AUSTRIA (1.4%)
       Raiffeisen International Bank Holding AG                                           27,019          3,948,963
                                                                                                        -----------

     BELGIUM (1.1%)
       Delhaize Group                                                                     34,571          3,312,617
                                                                                                        -----------

     BRAZIL (2.3%)
       Cia de Bebidas das Americas - ADR                                                  20,700          1,513,791
       Petroleo Brasileiro SA - Class A - ADR                                             27,200          1,759,840
       Unibanco - Uniao de Bancos Brasileiros SA                                          17,000          2,236,350
       Vivo Participacoes SA - ADR                                                       201,000            996,960
                                                                                                        -----------
                                                                                                          6,506,941
     CANADA (1.1%)
       Oilexco *                                                                         210,600          3,055,297
                                                                                                        -----------

     CHINA (2.2%)
       China Coal Energy *                                                               717,000          2,130,552
       KWG Property Holding Ltd. *                                                       900,000          1,650,909
       Pacific Textile Holdings Ltd. *                                                 1,772,000            923,166
       PetroChina Ltd. - Class H                                                         790,552          1,498,956
                                                                                                        -----------
                                                                                                          6,203,583
     EGYPT (1.1%)
       Orascom Telecom Holding SAE                                                        47,500          3,106,500
                                                                                                        -----------

     FRANCE (3.1%)
       Electricite de France                                                              40,606          4,293,301
       Total SA                                                                           57,583          4,681,785
                                                                                                        -----------
                                                                                                          8,975,086
     GERMANY (14.7%)
       Allianz SE                                                                         21,344          4,986,688
       Bayer AG                                                                           49,965          3,976,909
       Bayerische Motoren Werke AG                                                        54,792          3,533,733
       DaimlerChrysler AG                                                                 67,746          6,823,769
       Deutsche Post AG                                                                  118,549          3,448,403
       Hypo Real Estate Holding AG                                                       124,692          7,090,612
       Infineon Technologies AG *                                                        207,817          3,582,592
       Kloeckner & Co. AG                                                                 70,547          4,853,621

                             ACCESSOR INTERNATIONAL EQUITY FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     GERMANY - CONTINUED
       Siemens AG                                                                         28,763        $ 3,954,497
                                                                                                        -----------
                                                                                                         42,250,824
     GREAT BRITIAN (10.7%)
       Bradford & Bingley PLC                                                            456,398          2,829,666
       Carnival PLC                                                                       81,601          3,897,132
       International Power PLC                                                           380,730          3,515,467
       Invista Real Estate Investment Management
          Holdings PLC                                                                   789,120          1,533,965
       Old Mutual PLC                                                                  1,004,025          3,293,266
       SIG PLC                                                                           106,888          2,274,632
       Soco International PLC *                                                           88,261          3,832,331
       WH Smith PLC                                                                      420,766          3,306,135
       Whitbread PLC                                                                     187,819          6,233,603
                                                                                                        -----------
                                                                                                         30,716,197
     GREECE (4.2%)
       Cosmote Mobile Telecommunications SA                                              109,387          3,759,003
       National Bank of Greece SA                                                         86,234          5,496,371
       OPAP SA                                                                            71,492          2,772,786
                                                                                                        -----------
                                                                                                         12,028,160
     HONG KONG (3.7%)
       Cheung Kong Holdings Ltd.                                                          87,665          1,445,690
       Citic Pacific Ltd.                                                                225,000          1,435,573
       Hang Lung Properties Ltd.                                                         410,000          1,835,372
       Jardine Matheson Holdings Ltd.                                                    159,100          4,550,260
       Kerry Properties Ltd.                                                             180,000          1,382,318
                                                                                                        -----------
                                                                                                         10,649,213
     ITALY (13.6%)
       Astaldi SpA                                                                       483,616          3,882,389
       Banco Popolare Scarl *                                                            236,142          5,289,802
       Danieli & Co. SpA                                                                 355,562          8,872,446
       Enia SpA *                                                                         96,302          1,521,476
       Fondiaria-Sai SpA                                                                 118,761          3,874,537
       Marazzi Group SpA                                                                 347,597          4,351,715
       Mediaset SpA                                                                      322,108          3,325,294
       UniCredito Italiano SpA                                                           930,714          7,962,647
                                                                                                        -----------
                                                                                                         39,080,306
     JAPAN (11.2%)
       Asahi Glass Co. Ltd.                                                               98,000          1,318,328
       Century Leasing System                                                             40,900            451,200
       Daiwa Securities Group                                                            165,000          1,571,702
       Fukuoka Financial Group                                                           334,000          1,957,179
       Ibiden Co. Ltd.                                                                    16,000          1,347,148
       Isuzu Motors Ltd.                                                                 390,000          2,234,393

                             ACCESSOR INTERNATIONAL EQUITY FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     JAPAN - CONTINUED
       Itochu                                                                            213,000        $ 2,587,157
       Joint                                                                              84,200          2,250,710
       Kajima                                                                            300,000          1,031,780
       Mitsubishi Estate Co. Ltd.                                                         79,000          2,263,039
       Nippon Sheet Glass Co. Ltd.                                                       314,000          1,919,269
       Nishi-Nippon City Bank Ltd.                                                       243,000            683,404
       Nissan Motor Co. Ltd.                                                             121,100          1,213,636
       Ricoh Co. Ltd.                                                                     38,000            804,005
       SMC                                                                                 8,600          1,177,867
       Sumco Techxiv                                                                      22,700          1,290,649
       Sumitomo Heavy Industries Ltd.                                                    110,000          1,416,543
       Sumitomo Mitsui Financial Group                                                       191          1,488,420
       Sumitomo Realty & Development Ltd.                                                 65,000          2,286,461
       T&D Holdings                                                                       16,000            984,937
       Takata                                                                             46,200          1,802,142
                                                                                                        -----------
                                                                                                         32,079,969
     KAZAKHSTAN (1.7%)
       KazMunaiGas Exploration Production                                                202,055          4,847,300
                                                                                                        -----------

     MEXICO (0.7%)
       Coca-Cola Femsa SAB de CV - ADR                                                    16,200            695,142
       Grupo Televisa SA - ADR                                                            51,000          1,232,670
                                                                                                        -----------
                                                                                                          1,927,812
     NETHERLANDS (4.0%)
       ArcelorMittal                                                                      60,337          4,765,462
       Royal Dutch Shell PLC                                                             166,663          6,878,502
                                                                                                        -----------
                                                                                                         11,643,964
     NORWAY (3.5%)
       Marine Harvest *                                                                4,186,183          5,331,035
       ScanArc ASA *                                                                     135,830            756,460
       Telenor ASA                                                                       194,700          3,903,542
                                                                                                        -----------
                                                                                                          9,991,037
     PHILIPPINES (0.5%)
       Ayala Land                                                                      4,109,520          1,479,063
                                                                                                        -----------

     SINGAPORE (0.6%)
       City Developments Ltd.                                                            160,000          1,745,102
                                                                                                        -----------

     SOUTH KOREA (0.4%)
       Hana Financial Group                                                               24,490          1,155,037
                                                                                                        -----------

     SPAIN (5.0%)
       Bankinter SA                                                                      194,960          2,810,520

                             ACCESSOR INTERNATIONAL EQUITY FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

     SPAIN - CONTINUED
       Corp. Dermoestetica *                                                             188,939       $  2,176,822
       Sol Melia SA                                                                      206,486          3,889,407
       Telefonica SA                                                                     198,716          5,562,155
                                                                                                       ------------
                                                                                                         14,438,904
     SWEDEN (1.2%)
       Modern Times Group AB                                                              55,380          3,577,064
                                                                                                       ------------

     SWITZERLAND (2.8%)
       Bank Sarasin & Compagnie AG                                                           814          3,580,481
       Julius Baer Holding AG                                                             61,253          4,580,819
                                                                                                       ------------
                                                                                                          8,161,300
     TAIWAN (0.7%)
       Cathay Financial Holding Co. Ltd.                                                  39,574            935,925
       Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                                 105,163          1,064,250
                                                                                                       ------------
                                                                                                          2,000,175
     THAILAND (0.3%)
       Bangkok Bank PCL                                                                  296,200            993,960
                                                                                                       ------------

     TURKEY (2.9%)
       Aksigorta AS                                                                      789,743          5,479,314
       Turkcell Iletisim Hizmet AS                                                       348,263          2,951,626
                                                                                                        -----------
                                                                                                          8,430,940
     UNITED KINGDOM (3.2%)
       Afren PLC *                                                                       695,484            960,788
       Tanfield Group PLC *                                                            2,336,011          8,269,319
                                                                                                       ------------
                                                                                                          9,230,107

     TOTAL COMMON STOCKS (IDENTIFIED COST $240,302,675)                                                 284,446,514
                                                                                                       ------------

                                                            INTEREST      MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE          DATE           AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (0.5%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $1,340,534
       collateralized by U.S. Government Agency
       Securities)(1)                                        4.780%      10/01/2007      $ 1,340,000      1,340,000
                                                                                                       ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,340,000)                                            1,340,000
                                                                                                       ------------

     TOTAL INVESTMENTS (99.4%) (IDENTIFIED COST $241,642,675) (2)                                       285,786,514

     TOTAL OTHER ASSETS LESS LIABILITIES (0.6%)                                                           1,674,432
                                                                                                       ------------

     TOTAL NET ASSETS (100.0%)                                                                         $287,460,946
                                                                                                       ============

                             ACCESSOR INTERNATIONAL EQUITY FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     OUTSTANDING FORWARD CURRENCY CONTRACTS                                        CONTRACT            UNREALIZED
                                                   DELIVERY      CONTRACTED        VALUE AT           APPRECIATION/
     CONTRACT DESCRIPTION                            DATE          AMOUNT       SEPT. 30, 2007       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
     CONTRACTS TO BUY
     Great Britain Pound (GBP)                     10/01/2007       327,454       468,661(EUR)        $     (1,771)
     Great Britain Pound (GBP)                     10/02/2007       173,028       247,891(EUR)                (582)
     Japanese Yen (JPY)                            10/01/2007    65,751,756       280,966(GBP)               2,413
                                                                                                      ------------
                                                                                                      $         60
                                                                                                      ============


 *   NON-INCOME PRODUCING SECURITY.
(1)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                                ACCESSOR HIGH YIELD BOND FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------

     CORPORATE BONDS (98.3%)
     AUTOMOBILES (2.0%)
       Ford Motors                                       9.500%      09/15/2011    $   1,000,000       $    987,500
       General Motors (3)                                9.558%      03/15/2016        2,000,000            710,000
                                                                                                       ------------
                                                                                                          1,697,500
     CHEMICALS (1.6%)
       Millennium America                                7.625%      11/15/2026        1,000,000            865,000
       Phibro Animal Health (2)                         13.000%      08/01/2014          500,000            510,000
                                                                                                       ------------
                                                                                                          1,375,000
     COMMUNICATIONS EQUIPMENT (1.2%)
       American Tower (2)                                7.000%      10/15/2017        1,000,000          1,006,250
                                                                                                       ------------

     COMPUTERS & PERIPHERALS (2.9%)
       Activant Solutions                                9.500%      05/01/2016          500,000            440,000
       GSC Holdings                                      8.000%      10/01/2012        1,000,000          1,040,000
       Seagate Technology HDD                            6.800%      10/01/2016        1,000,000            977,500
                                                                                                       ------------
                                                                                                          2,457,500
     CONSUMER FINANCE (2.1%)
       Ford Motor Credit                                 8.000%      12/15/2016        1,000,000            935,505
       GMAC LLC                                          6.750%      12/01/2014        1,000,000            906,377
                                                                                                       ------------
                                                                                                          1,841,882
     ELECTRIC UTILITIES (2.5%)
       Aquila                                            9.950%      02/01/2011        1,000,000          1,089,258
       PSEG Energy Holdings                              8.500%      06/15/2011        1,000,000          1,052,528
                                                                                                       ------------
                                                                                                          2,141,786
     ELECTRICAL EQUIPMENT (2.3%)
       Belden CDT (2)                                    7.000%      03/15/2017        1,000,000            990,000
       Sanmina-SCI (1,2)                                 8.444%      06/15/2010        1,000,000            990,000
                                                                                                       ------------
                                                                                                          1,980,000
     FINANCE-OTHER (2.2%)
       ACE Cash Express (2)                             10.250%      10/01/2014          500,000            501,250
       ASG Consolidated LLC (3)                         10.700%      11/01/2008        1,000,000            930,000
       Fairfax Financial Holdings                        7.375%      04/15/2018          500,000            451,250
                                                                                                       ------------
                                                                                                          1,882,500
     FOOD & STAPLES RETAILING (0.6%)
       Supervalu                                         7.500%      11/15/2014          500,000            508,750
                                                                                                       ------------

     HEALTH CARE PROVIDERS & SERVICES (2.2%)
       Community Health Systems (2)                      8.875%      07/15/2015        1,000,000          1,027,500
       HCA                                               6.500%      02/15/2016        1,000,000            850,000
                                                                                                       ------------
                                                                                                          1,877,500

                                ACCESSOR HIGH YIELD BOND FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------

     HOTELS, RESTAURANTS & LEISURE (1.1%)
       Vail Resorts                                      6.750%      02/15/2014    $   1,000,000       $    975,000
                                                                                                       ------------

     INDUSTRIAL-AUTOMOTIVE (3.3%)
       American Axle & Manufacturing                     7.875%      03/01/2017        1,000,000            965,000
       The Goodyear Tire & Rubber                        7.000%      03/15/2028        1,000,000            845,000
       Titan International                               8.000%      01/15/2012        1,000,000            997,500
                                                                                                       ------------
                                                                                                          2,807,500
     INDUSTRIAL-BASIC (4.5%)
       Ball                                              6.625%      03/15/2018        1,000,000            982,500
       Nalco Finance Holdings (3)                        9.334%      02/01/2009        1,000,000            870,000
       Owens-Illinois                                    7.800%      05/15/2018        1,000,000            985,000
       PolyOne                                           8.875%      05/01/2012        1,000,000          1,030,000
                                                                                                       ------------
                                                                                                          3,867,500
     INDUSTRIAL-CAPITAL GOODS (9.2%)
       Allied Waste                                      7.375%      04/15/2014        1,000,000          1,005,000
       Case New Holland                                  7.250%      01/15/2016        1,000,000          1,035,000
       Columbus McKinnon                                 8.875%      11/01/2013          500,000            515,000
       DRS Technologies                                  7.625%      02/01/2018          500,000            510,000
       Mosaic Global Holdings                            7.375%      08/01/2018        1,000,000            970,000
       Mueller Water Products (2)                        7.375%      06/01/2017        1,000,000            930,000
       Neenah Foundary                                   9.500%      01/01/2017          500,000            457,500
       Park-Ohio Industries                              8.375%      11/15/2014          500,000            482,500
       Sally Holdings LLC                               10.500%      11/15/2016          500,000            500,000
       Terex                                             7.375%      01/15/2014        1,000,000          1,015,000
       WII Components                                   10.000%      02/15/2012          500,000            521,875
                                                                                                       ------------
                                                                                                          7,941,875
     INDUSTRIAL-ENERGY (9.7%)
       Chesapeake Energy                                 6.500%      08/15/2017        1,000,000            972,500
       CIE Generale Geophysique                          7.750%      05/15/2017        1,000,000          1,030,000
       Dynegy Holdings                                   7.125%      05/15/2018        1,000,000            912,500
       Hornbeck Offshore Services                        6.125%      12/01/2014        1,000,000            935,000
       KCS Energy                                        7.125%      04/01/2012        1,000,000            970,000
       NRG Energy                                        7.375%      01/15/2017        1,000,000          1,000,000
       Parker Drilling                                   9.625%      10/01/2013          500,000            535,000
       Plains Exploration & Production                   7.000%      03/15/2017        1,000,000            935,000
       Williams Cos                                      7.625%      07/15/2019        1,000,000          1,071,250
                                                                                                       ------------
                                                                                                          8,361,250
     INDUSTRIAL-ENTERTAINMENT (1.1%)
       Royal Caribbean Cruises                           7.250%      03/15/2018        1,000,000            969,492
                                                                                                       ------------

     INDUSTRIAL-GAMING (4.6%)
       Fontainebleau Las Vegas Holdings LLC (2)         10.250%      06/15/2015        1,000,000            937,500

                                ACCESSOR HIGH YIELD BOND FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------

     INDUSTRIAL-GAMING - CONTINUED
       MGM Mirage                                        6.875%      04/01/2016    $   1,000,000       $    967,500
       Mohegan Tribal Gaming                             6.875%      02/15/2015          500,000            491,875
       River Rock Entertainment                          9.750%      11/01/2011        1,000,000          1,032,500
       Shingle Springs Tribal Gaming Authority (2)       9.375%      06/15/2015          500,000            505,000
                                                                                                       ------------
                                                                                                          3,934,375
     INDUSTRIAL-HEALTH CARE (3.6%)
       AMR HoldCo                                       10.000%      02/15/2015        1,000,000          1,060,000
       DaVita                                            7.250%      03/15/2015        1,000,000          1,002,500
       Healthsouth (1)                                  11.409%      06/15/2014        1,000,000          1,042,500
                                                                                                       ------------
                                                                                                          3,105,000
     INDUSTRIAL-MEDIA CABLE (3.4%)
       Charter Communications Holdings LLC (1)          12.125%      01/15/2012        1,000,000            958,750
       CSC Holdings                                      6.750%      04/15/2012        1,000,000            962,500
       Echostar                                          6.625%      10/01/2014        1,000,000          1,005,000
                                                                                                       ------------
                                                                                                          2,926,250
     INDUSTRIAL-OTHER (9.2%)
       Comforce Operating                               12.000%      12/01/2010          500,000            512,500
       Education Management LLC                         10.250%      06/01/2016          500,000            517,500
       Georgia-Pacific                                   8.000%      01/15/2024        1,000,000            975,000
       Hawker Beechcraft Acquisition LLC (2)             8.875%      04/01/2015        1,000,000          1,007,500
       Local TV Finance LLC (2)                          9.250%      06/15/2015        1,000,000            940,000
       Rockwood Specialties                              7.500%      11/15/2014        1,000,000            997,500
       Service Corp. International (2)                   7.500%      04/01/2027        1,000,000            935,000
       SGS International                                12.000%      12/15/2013        1,000,000          1,030,000
       United Rentals                                    7.750%      11/15/2013          500,000            515,000
       Universal City Florida Holding (1)               10.106%      05/01/2010          500,000            505,000
                                                                                                       ------------
                                                                                                          7,935,000
     INDUSTRIAL-OTHER CONSUMER CYCLICALS (2.2%)
       Carrols                                           9.000%      01/15/2013          500,000            475,000
       Pierre Foods                                      9.875%      07/15/2012        1,000,000            920,000
       Sbarro                                           10.375%      02/01/2015          500,000            455,000
                                                                                                       ------------
                                                                                                          1,850,000
     INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (3.3%)
       Reddy Ice Holdings (3)                           10.264%      11/01/2008        1,000,000            940,000
       Riddell Bell Sports                               8.375%      10/01/2012        1,000,000            940,000
       Visant Holding (3)                               10.446%      12/01/2008        1,000,000            930,000
                                                                                                       ------------
                                                                                                          2,810,000
     INDUSTRIAL-RETAILERS (2.2%)
       AmeriGas Partners                                 7.125%      05/20/2016        1,000,000            972,500
       FTD                                               7.750%      02/15/2014          500,000            475,000
       Toys R US                                         7.625%      08/01/2011          500,000            457,500
                                                                                                       ------------
                                                                                                          1,905,000

                                ACCESSOR HIGH YIELD BOND FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------


     INDUSTRIAL-SERVICES (2.3%)
       Idearc                                            8.000%      11/15/2016    $   1,000,000       $    997,500
       The Sheridan Group                               10.250%      08/15/2011        1,000,000          1,008,750
                                                                                                       ------------
                                                                                                          2,006,250
     INDUSTRIAL-TECHNOLOGY (1.2%)
       Sungard Data Systems                             10.250%      08/15/2015        1,000,000          1,045,000
                                                                                                       ------------

     INDUSTRIAL-TELECOMMUNICATIONS-OTHER (0.9%)
       Citizens Communications                           7.000%      11/01/2025        1,000,000            802,500
                                                                                                       ------------

     INDUSTRIAL-TELECOMMUNICATIONS-WIRED (2.9%)
       Qwest Capital Funding                             7.250%      02/15/2011        1,000,000          1,005,000
       Syniverse Technologies                            7.750%      08/15/2013        1,000,000            955,000
       Time Warner Telecom Holdings                      9.250%      02/15/2014          500,000            518,750
                                                                                                       ------------
                                                                                                          2,478,750
     INDUSTRIAL-TELECOMMUNICATION-WIRELESS (2.3%)
       Centennial Communications                        10.000%      01/01/2013          500,000            528,750
       iPCS (1,2)                                        7.481%      05/01/2013        1,000,000            970,000
       MetroPCS Wireless (2)                             9.250%      11/01/2014          500,000            510,000
                                                                                                       ------------
                                                                                                          2,008,750
     MEDIA (1.2%)
       RH Donnelley                                      8.875%      01/15/2016        1,000,000          1,018,750
                                                                                                       ------------

     REAL ESTATE (2.3%)
       Felcor Lodging (1)                                7.260%      12/01/2011        1,000,000            992,500
       Ventas Realty                                     6.500%      06/01/2016        1,000,000            985,000
                                                                                                       ------------
                                                                                                          1,977,500
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
       Conexant Systems (1)                              9.308%      11/15/2010        1,000,000          1,000,000
                                                                                                       ------------

     TEXTILES, APPAREL & LUXURY GOODS (1.8%)
       Hanesbrands (1)                                   8.784%      12/15/2014          500,000            497,500
       Levi Strauss & Co.                                8.875%      04/01/2016        1,000,000          1,030,000
                                                                                                       ------------
                                                                                                          1,527,500
     UTILITIES (5.2%)
       AES                                               7.750%      03/01/2014          500,000            507,500
       Allegheny Energy Supply                           7.800%      03/15/2011        1,000,000          1,050,000
       Edison Mission Energy (2)                         7.200%      05/15/2019        1,000,000            985,000
       El Paso                                           6.950%      06/01/2028        1,000,000            928,925

                                ACCESSOR HIGH YIELD BOND FUND
                                   SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                       INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                         RATE           DATE           AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------------------

     UTILITIES - CONTINUED
       Suburban Propane Partners                         6.875%      12/15/2013    $   1,000,000       $    975,000
                                                                                                       ------------
                                                                                                          4,446,425

     TOTAL CORPORATE BONDS (IDENTIFIED COST $85,492,349)                                                 84,468,335
                                                                                                       ------------

     SHORT-TERM INVESTMENTS (0.4%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $299,119
       collateralized by U.S. Government Agency
       Securities)(4)                                    4.780%      10/01/2007          299,000            299,000
                                                                                                       ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $299,000)                                                299,000
                                                                                                       ------------

     TOTAL INVESTMENTS (98.7%) (IDENTIFIED COST $85,791,349)(5)                                          84,767,335

     TOTAL OTHER ASSETS LESS LIABILITIES (1.3%)                                                           1,189,204
                                                                                                       ------------

     TOTAL NET ASSETS (100.0%)                                                                         $ 85,956,539
                                                                                                       ============


(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2007.
(2) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD.
(3) REPRESENTS A STEP BOND. THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD ON SEPTEMBER 30, 2007. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIED DATE.
(4) SEE NOTE 13 FOR COLLATERAL INFORMATION.
(5) SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                     ACCESSOR INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE          DATE            AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     ASSET BACKED SECURITIES (10.3%)
       Argent Securities (1)                                  5.588%      07/25/2036    $     360,000        $   295,988
       Attentus CDO Ltd. (2,8)                                9.532%      10/11/2042          200,000            140,000
       Bear Stearns Commercial Mortgage
          Securities (1,2,6)                                  0.186%      11/11/2041       25,300,436            435,461
       Captec Franchise Trust (1,2)                           1.078%      10/25/2018       11,685,156            207,292
       CBC Insurance Revenue Securitization LLC (2,8)         7.650%      02/15/2023          300,000            299,122
       Centex Home Equity, LLC (1,2,8)                        8.631%      07/25/2034          366,694            275,021
       CDO Repackaging Trust Series (1,2,8)                   7.156%      01/17/2036          354,717            335,208
       CNL Funding (1,2,6,8)                                  1.628%      09/18/2012        8,862,223            306,577
       Commercial Industrial Finance (1,2,8)                  9.580%      03/01/2021          260,000            197,559
       Falcon Franchise Loan (1,2,5)                          2.652%      06/05/2020        4,108,225            539,685
       Falcon Franchise Loan (2,8)                            4.856%      01/05/2025          573,173            570,646
       Falcon Franchise Loan (2,8)                            7.074%      01/05/2025          250,000            233,550
       Falcon Franchise (1,2,6)                               3.413%      01/05/2023        3,026,778            340,803
       FFCA Secured Lending (2)                               7.810%      10/18/2025          465,000            439,694
       Home Equity Mortgage Trust                             5.367%      07/25/2036          368,116            359,138
       Luxembourg Fund Holdings of KDIAK Currency (1,2,8)     6.860%      08/07/2037          600,000            489,000
       Orion Ltd. CDO (1,2,8)                                 8.820%      09/10/2046          640,640            480,480
       Restructured Asset Securities (1,2,8)                  5.999%      01/29/2022          600,000            498,000
       SACO I (1)                                             5.571%      01/25/2037          500,000            394,669
                                                                                                             -----------
                                                                                                               6,837,893

     TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $8,267,565)                                                6,837,893
                                                                                                             -----------

     COLLATERALIZED MORTGAGE OBLIGATIONS (19.3%)
       Banc of America Large Loan (1,2)                       8.320%      03/15/2022        1,000,000            972,340
       Banc of America                                        4.429%      11/10/2039          860,000            838,187
       Capco America Securitization Corp. (1,2,6)             1.665%      10/15/2030       16,064,861            172,321
       CDO Repack SPC Ltd. (2,8)                              7.110%      05/20/2030          385,000            257,453
       Collateralized Mortgage Securities                     9.450%      02/01/2017           16,885             17,891
       Commercial Mortgage (1,2)                              7.177%      02/14/2034          720,000            750,317
       Countrywide Alternative Loan Trust                     6.000%      05/25/2036          213,128            214,942
       CS First Boston Mortgage Securities                    6.300%      11/15/2030          428,599            432,239
       Entertainment Properties Trust (2)                     6.223%      02/15/2018          211,000            209,569
       FHLMC                                                  4.500%      03/15/2019          182,259            163,450
       FHLMC                                                  5.500%      10/15/2034          510,000            500,259
       FNMA (6,8)                                             0.000%      06/17/2040       16,607,538             12,975
       FNMA (1,6)                                             1.128%      02/25/2035        2,884,505             35,506
       GMAC Mortgage Corp. Loan Trust (1)                     4.294%      12/19/2033        1,280,000          1,249,537
       GNMA TRUST IO (1,6)                                    0.728%      01/16/2042        4,609,278            114,482
       GNMA (1,5,8)                                           0.346%      08/16/2043       17,720,060            479,427
       JP Morgan Commercial Mortgage Securities               4.475%      07/15/2041          638,007            627,132
       LB Commercial Conduit Mortgage Trust (1,6)             0.900%      10/25/2026        3,452,601              5,256
       LB-UBS Commercial Mortgage Trust (1)                   4.333%      02/15/2037        1,014,000            936,326
       LB-UBS Commercial Mortgage Trust (1,2,6)               0.045%      06/15/2038      284,420,926            550,042


                     ACCESSOR INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE          DATE            AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

       Legg Mason (2,8)                                       2.865%      07/25/2021    $      16,059        $    15,878
       LNR CDO Ltd. (2,8)                                     6.000%      02/28/2043          250,000            180,544
       Marathon Structured Finance CDO Ltd. (1,2,8)           8.755%      07/26/2046          193,050            135,135
       Merrill Lynch Mortgage Investments (1,6)               0.719%      11/15/2026       22,275,623            867,333
       Merrill Lynch Mortgage Investments (1)                 6.480%      11/15/2026          226,595            227,510
       Morgan Stanley Capital I (1,2)                         7.062%      06/03/2030          750,000            745,017
       Mortgage Capital Funding                               6.423%      06/18/2030          187,678            187,712
       Salomon Brothers Mortgage Securities VII (1,2,6)       0.450%      11/13/2011       51,325,568          1,161,759
       Washington Mutual (1)                                  5.631%      01/25/2036          736,158            727,693
                                                                                                             -----------
                                                                                                              12,788,232

     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                12,788,232
        (IDENTIFIED COST $14,204,736)                                                                        -----------

     CORPORATE BONDS (21.1%)
     ASSET-BACKED SECURITIES (OTHER) (0.8%)
       Newport Waves CDO (1,2,8)                              8.388%      06/20/2017          440,000            358,119
       Pebble Creek LCDO Ltd. (1,2,8)                         8.600%      06/22/2014          260,000            195,184
                                                                                                             -----------
                                                                                                                 553,303
     ELECTRICAL EQUIPMENT (0.7%)
       Thomas & Betts                                         7.250%      06/01/2013          430,000            445,881
                                                                                                             -----------

     FINANCE-BANKING (3.9%)
       Bank of America (4)                                    7.875%      07/17/2028        1,800,000            413,001
       Centura Bank                                           6.500%      03/15/2009          195,000            199,155
       Centura Capital Trust (2)                              8.845%      06/01/2027          350,000            366,294
       Colonial Bank NA Montgomery AL                         9.375%      06/01/2011          240,000            263,866
       Comerica Bank                                          8.375%      07/15/2024          300,000            333,256
       First Massachusetts Bank                               7.625%      06/15/2011          525,000            573,090
       HSBC (1,3)                                             5.580%      09/29/2049          200,000            158,167
       Marshall & Ilsley (5)                                  5.400%      10/15/2013          275,000            258,542
                                                                                                             -----------
                                                                                                               2,565,371
     FINANCE-BROKER RELATED (BROKERAGE) (1.3%)
       Jefferies Group                                        6.250%      01/15/2036          270,000            241,833
       Lehman Brothers Holdings                               5.750%      04/25/2011          280,000            280,958
       Merrill Lynch & Co. (4)                                7.690%      03/20/2028        1,300,000            309,436
                                                                                                             -----------
                                                                                                                 832,227

                     ACCESSOR INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE          DATE            AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     FINANCE-OTHER (3.0%)
       American General Capital II                            8.500%      07/01/2030    $     280,000        $   344,527
       MBIA Global Funding LLC (2)                            4.375%      03/15/2010          345,000            339,251
       NLV Financial (2)                                      7.500%      08/15/2033          250,000            261,808
       Unitrin                                                6.000%      05/15/2017        1,070,000          1,040,433
                                                                                                             -----------
                                                                                                               1,986,019
     INDUSTRIAL-BASIC (0.9%)
       BHP Finance                                            6.750%      11/01/2013          290,000            308,052
       Ingersoll Rand                                         6.130%      11/18/2027          300,000            310,332
                                                                                                             -----------
                                                                                                                 618,384
     INDUSTRIAL-ENERGY (2.9%)
       Enron Oil & Gas                                        6.650%      04/01/2028          335,000            343,019
       Nexen                                                  6.400%      05/15/2037          645,000            626,782
       Premcor Refining                                       9.500%      02/01/2013          520,000            549,092
       Premcor Refining                                       7.500%      06/15/2015          375,000            390,879
                                                                                                             -----------
                                                                                                               1,909,772
     INDUSTRIAL-OTHER (3.7%)
       Duane Park I Ltd. (1,2,8)                              0.000%      06/27/2016          500,000            472,500
       Duane Park V Ltd. (1,2,8)                              0.000%      09/25/2014        1,050,000          1,039,500
       Grand CDO (1,2,8)                                     11.360%      09/20/2016        1,000,000            925,000
                                                                                                             -----------
                                                                                                               2,437,000
     INDUSTRIAL-TECHNOLOGY (0.7%)
       IBM                                                    7.000%      10/30/2025          410,000            451,951
                                                                                                             -----------
     INDUSTRIAL-TRANSPORTATION (0.6%)
       Southwest Airlines                                     7.375%      03/01/2027          406,000            422,756
                                                                                                             -----------
     INSURANCE (0.7%)
       Endurance Specialty Holdings Ltd.                      7.000%      07/15/2034          500,000            463,766
                                                                                                             -----------
     PERSONAL PRODUCTS (1.7%)
       Colgate-Palmolive                                      5.180%      05/15/2017          755,000            735,494
       SC Johnson & Son(2)                                    5.750%      02/15/2033          425,000            393,532
                                                                                                             -----------
                                                                                                               1,129,026
     UTILITIES (0.2%)
       Entergy Ark                                            4.500%      06/01/2010          150,000            147,438
                                                                                                             -----------

     TOTAL CORPORATE BONDS (IDENTIFIED COST $14,582,912)                                                      13,962,894
                                                                                                             -----------


                     ACCESSOR INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE          DATE            AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     MUNICIPAL BONDS (0.3%)
       Fort Walton Defense Housing (4,7)                      5.208%      10/15/2009    $     250,000        $   223,048
                                                                                                             -----------

     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $228,130)                                                            223,048
                                                                                                             -----------

     U.S. GOVERNMENT AND AGENCY SECURITIES (39.5%)
     FEDERAL HOME LOAN BANK (FHLB) (4.4%)
       FHLB (5)                                               4.000%      08/06/2008          300,000            297,642
       FHLB (5)                                               5.000%      07/23/2009          650,000            649,967
       FHLB (5)                                               4.500%      07/02/2011          360,000            351,309
       FHLB                                                   4.250%      06/24/2013          300,000            290,975
       FHLB                                                   4.375%      07/16/2013          550,000            535,797
       FHLB                                                   6.045%      05/12/2014          300,000            321,049
       FHLB                                                   5.125%      06/27/2014          500,000            495,572
                                                                                                             -----------
                                                                                                               2,942,311
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (4.5%)
       FHLMC                                                  4.000%      07/16/2010          400,000            394,835
       FHLMC (5)                                              5.125%      07/18/2013          389,000            385,388
       FHLMC                                                  4.875%      04/01/2014          250,000            246,831
       FHLMC                                                  5.250%      10/19/2015        1,020,000          1,020,320
       FHLMC                                                  5.000%      03/27/2018          190,000            184,790
       FHLMC                                                  5.000%      06/11/2018          450,000            437,102
       FHLMC                                                  5.000%      07/23/2018          310,000            300,006
                                                                                                             -----------
                                                                                                               2,969,272
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (1.7%)
       FNMA                                                   4.350%      07/02/2013          325,000            316,507
       FNMA                                                   5.500%      07/30/2025          450,000            432,323
       FNMA                                                   5.500%      05/01/2036          439,277            434,553
                                                                                                             -----------
                                                                                                               1,183,383
     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (0.8%)
       Small Business Administration                          4.640%      05/01/2023          543,602            530,463
                                                                                                             -----------
     U.S. TREASURY BONDS & NOTES (28.1%)
       U.S. Treasury Bond                                     7.875%      02/15/2021           50,000             64,867
       U.S. Treasury Bond                                     4.500%      02/15/2036        1,460,000          1,384,149
       U.S. Treasury Note                                     4.375%      08/15/2012        1,500,000          1,514,062
       U.S. Treasury Note                                     4.125%      05/15/2015       16,000,000         15,662,496
                                                                                                             -----------
                                                                                                              18,625,574

     TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES                                                              26,251,003
        (IDENTIFIED COST $25,585,634)                                                                        -----------


                     ACCESSOR INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE          DATE            AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (8.4%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $5,599,229
       collateralized by U.S. Government Agency
       Securities)(9)                                         4.780%      10/01/2007        5,597,000        $ 5,597,000
                                                                                                             -----------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,597,000)                                                 5,597,000
                                                                                                             -----------

     TOTAL INVESTMENTS (98.9%) (IDENTIFIED COST $68,465,977)(10)                                              65,660,070

     TOTAL OTHER ASSETS LESS LIABILITIES (1.1%)                                                                  738,641
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $66,398,711
                                                                                                             ===========

(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2007.
(2) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD.
(3)  PERPETUAL
(4) REPRESENTS A ZERO COUPON BOND. RATE DISCLOSED IS THE EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.
(5) REPRESENTS A STEP BOND. THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD ON SEPTEMBER 30, 2007. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIED DATE.
(6)  INTEREST ONLY SECURITY. PRINCIPAL AMOUNT REPRESENTS NOTIONAL AMOUNT.
(7) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(8) FAIR VALUED SECURITY UNDER PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF DIRECTORS.
(9)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(10) SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                  ACCESSOR SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     ASSET BACKED SECURITIES (12.6%)
     ASSET-BACKED SECURITIES (OTHER) (11.4%)
       Argent Securities (1)                                  5.588%      07/25/2036    $     455,000        $   374,095
       Bear Stearns Commercial Mortgage
          Securities (1,2,3)                                  0.186%      11/11/2041       63,581,137          1,094,333
       Captec Franchise Trust (1,2,3)                         1.078%      10/25/2018       23,037,638            408,683
       CBC Insurance Revenue Securitization LLC (2,5)         7.650%      02/15/2023          760,000            757,777
       CDO Repackaging Trust Series (1,2,5)                   7.156%      01/17/2036          691,698            653,655
       CNL Funding (1,2,3,5)                                  1.628%      09/18/2012        9,220,810            318,982
       Commercial Industrial Finance (1,2,5)                  9.580%      03/01/2021          650,000            493,899
       Falcon Franchise Loan (1,2,3)                          2.652%      06/05/2020       10,079,497          1,324,113
       Falcon Franchise Loan (2)                              6.067%      01/05/2023          686,978            693,753
       Falcon Franchise Loan (2)                              4.856%      01/05/2025          286,587            285,323
       Falcon Franchise (1,2,3)                               3.413%      01/05/2023        1,345,235            151,468
       Luxembourg Fund Holdings of KDIAK Currency (1,2,5)     6.860%      08/07/2037        1,000,000            815,000
       Orion Ltd. CDO (1,2,5)                                 8.820%      09/10/2046          358,400            268,800
       Restructured Asset Securities (1,2,5)                  5.999%      01/29/2022        1,550,000          1,286,500
       SACO I (1)                                             5.571%      01/25/2037          700,000            552,536
                                                                                                             -----------
                                                                                                               9,478,917
     FINANCE-OTHER (1.2%)
       Home Equity Mortgage Trust                             5.367%      07/25/2036          759,002            740,491
       Centex Home Equity Company, LLC (1,2,5)                8.631%      07/25/2034          266,203            199,652
                                                                                                             -----------
                                                                                                                 940,143

     TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $12,222,392)                                              10,419,060
                                                                                                             -----------

     COLLATERALIZED MORTGAGE OBLIGATIONS (17.7%)
       Banc of America SST (2)                                6.274%      10/11/2033        1,000,000          1,008,020
       Banc of America                                        4.429%      11/10/2039          260,000            253,405
       Commercial Mortgage Acceptance (1)                     6.568%      12/15/2030          314,019            313,425
       Commercial Mortgage (1,2)                              7.177%      02/14/2034          150,000            156,316
       Countrywide Alternative Loan Trust                     6.000%      05/25/2036        1,182,859          1,192,931
       CS First Boston Mortgage Securities                    6.300%      11/15/2030          335,401            338,249
       Entertainment Properties Trust (2)                     6.223%      02/15/2018          400,000            397,287
       FHLMC                                                  4.500%      03/15/2019          364,518            326,900
       FHLMC                                                  5.500%      10/15/2034        1,210,000          1,186,888
       First Union National Bank Commercial Mortgage          6.423%      08/15/2033          490,771            510,143
       FNMA (3,5)                                             0.000%      06/17/2040       32,874,402             25,685
       FNMA (1,3)                                             1.128%      02/25/2035        3,969,276             48,859
       GE Capital Commercial Mortgage                         6.496%      01/15/2033          297,499            308,609
       GMAC Commercial Mortgage Securities (1)                6.590%      05/15/2033          160,000            162,811
       GMAC Mortgage Corp. Loan Trust (1)                     4.294%      12/19/2033          250,000            244,050
       GNMA TRUST IO (1,3)                                    0.728%      01/16/2042       10,719,546            266,246
       GNMA                                                   3.360%      08/16/2022          321,702            313,045
       GNMA (1)                                               6.750%      03/20/2037          283,921            283,695

                  ACCESSOR SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

       Government Lease Trust (2)                             4.000%      05/18/2011    $     877,041        $   855,485
       Harborview Mortgage Loan Trust (1)                     6.288%      06/19/2034           19,146             19,095
       LB-UBS Commercial Mortgage Trust                       4.071%      09/15/2026          359,292            352,709
       Legg Mason (2,5)                                       2.865%      07/25/2021           21,726             21,482
       Marathon Structured Finance CDO Ltd. (1,2,5)           8.755%      07/26/2046        1,089,000            762,300
       Morgan Stanley Capital I (1,2)                         7.062%      06/03/2030          250,000            248,339
       Preferred Term Securities XII (1,2)                    4.630%      03/24/2034          650,000            633,750
       Rally CDO Ltd. (1,2,5)                                 6.360%      03/30/2010        1,000,000            920,000
       Salomon Brothers Mortgage Securities VII (1,2,3)       0.450%      11/13/2011       95,690,460          2,165,963
       Washington Mutual (1)                                  5.631%      01/25/2036        1,447,421          1,430,776
                                                                                                             -----------
                                                                                                              14,746,463

     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                14,746,463
        (IDENTIFIED COST $16,193,145)                                                                        -----------

     CORPORATE BONDS (24.6%)
     ASSET-BACKED SECURITIES (OTHER) (1.7%)
       Newport Waves CDO (1,2,5)                              8.388%      06/20/2017        1,100,000            895,297
       Pebble Creek LCDO Ltd. (1,2,5)                         8.600%      06/22/2014          650,000            487,961
                                                                                                             -----------
                                                                                                               1,383,258
     DIVERSIFIED FINANCIAL SERVICES (1.5%)
       General Electric Capital                               5.720%      08/22/2011          500,000            501,668
       General Electric Capital                               6.900%      09/15/2015          725,000            779,710
                                                                                                             -----------
                                                                                                               1,281,378
     ELECTRIC UTILITIES (1.2%)
       MP Environmental Funding LLC                           4.982%      07/15/2014        1,000,000            995,000
                                                                                                             -----------

     FINANCE-BANKING (5.2%)
       Bayerische Landesbank                                  5.875%      12/01/2008          500,000            507,710
       Centura Bank                                           6.500%      03/15/2009          250,000            255,328
       Centura Capital Trust (2)                              8.845%      06/01/2027          460,000            481,414
       M&T Trust (1,2)                                        3.850%      04/01/2013        1,000,000            990,778
       Rabobank Nederland                                     4.625%      08/25/2008          750,000            748,091
       Royal Bank of Canada (1)                               5.360%      04/14/2008          500,000            467,500
       Wachovia                                               6.300%      04/15/2008          100,000            100,852
       Washington Mutual                                      8.250%      04/01/2010          750,000            791,210
                                                                                                             -----------
                                                                                                               4,342,883
     FINANCE-BROKER RELATED (BROKERAGE) (0.5%)
       Lehman Brothers Holdings                               5.750%      04/25/2011          415,000            416,420
                                                                                                             -----------

     FINANCE-OTHER (3.3%)
       AXA Financial                                          6.500%      04/01/2008          796,000            800,415

                  ACCESSOR SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     FINANCE-OTHER - CONTINUED
       MBIA Global Funding LLC (2)                            4.375%      03/15/2010    $     460,000        $   452,335
       Regional Diversified Funding (1,2,5)                   6.675%      01/25/2036        1,000,000            980,000
       TIAA Global Markets (2)                                4.875%      01/12/2011          250,000            252,002
       Transamerica                                           9.375%      03/01/2008          250,000            253,009
                                                                                                             -----------
                                                                                                               2,737,761
     FOOD & STAPLES RETAILING (1.2%)
       Kroger                                                 7.250%      06/01/2009        1,000,000          1,034,430
                                                                                                             -----------
     INDUSTRIAL-CAPITAL GOODS (0.0%)
       PPG Industries                                         6.500%      11/01/2007            2,000              2,001
                                                                                                             -----------
     INDUSTRIAL-ENERGY (1.6%)
       EOG Resources                                          6.500%      12/01/2007          300,000            300,196
       Premcor Refining                                       9.500%      02/01/2013          610,000            644,127
       Premcor Refining                                       7.500%      06/15/2015          360,000            375,244
                                                                                                             -----------
                                                                                                               1,319,567
     INDUSTRIAL-OTHER (1.8%)
       Duane Park I Ltd. (1,2,5)                              0.000%      06/27/2016          500,000            472,500
       Duane Park V Ltd. (1,2,5)                              0.000%      09/25/2014          775,000            767,250
       Grand CDO (1,2,5)                                     11.360%      09/20/2016          250,000            231,250
                                                                                                             -----------
                                                                                                               1,471,000
     INDUSTRIAL-TECHNOLOGY (1.2%)
       International Business Machines                        4.950%      03/22/2011        1,000,000            996,046
                                                                                                             -----------
     INDUSTRIAL-TRANSPORTATION (0.5%)
       Norfolk Southern                                       5.257%      09/17/2014          455,000            437,569
                                                                                                             -----------
     INSURANCE (3.6%)
       Blue Cross & Blue Shield of Florida (2)                8.250%      11/15/2011        1,000,000          1,119,396
       International Lease Finance                            5.550%      09/05/2012        1,890,000          1,888,747
                                                                                                             -----------
                                                                                                               3,008,143
     SOVEREIGN AGENCY (0.5%)
       Tennessee Valley Authority Principal - Strip (4)       7.168%      04/15/2042          500,000            413,885
                                                                                                             -----------
     UTILITIES (0.8%)
       Entergy Ark                                            4.500%      06/01/2010          550,000            540,605
                                                                                                             -----------

                  ACCESSOR SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     UTILITIES - CONTINUED
       Midamerican Energy                                     7.520%      09/15/2008    $     105,000        $   107,020
                                                                                                             -----------
                                                                                                                 647,625

     TOTAL CORPORATE BONDS (IDENTIFIED COST $21,025,651)                                                      20,486,966
                                                                                                             -----------
     U.S. GOVERNMENT AND AGENCY SECURITIES (43.1%)
     DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (1.2%)
       HUD                                                    6.330%      08/01/2013        1,000,000          1,013,360
                                                                                                             -----------
     FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (1.2%)
       FAMC                                                   5.900%      03/03/2009        1,000,000          1,019,474
                                                                                                             -----------
     FEDERAL FARM CREDIT BANK (FFCB) (1.7%)
       FFCB                                                   3.000%      12/17/2007          150,000            149,385
       FFCB                                                   3.375%      12/17/2007          300,000            299,002
       FFCB                                                   4.000%      08/26/2008          500,000            497,057
       FFCB                                                   6.320%      10/12/2010          325,000            342,032
       FFCB                                                   4.875%      09/24/2012          150,000            149,112
                                                                                                             -----------
                                                                                                               1,436,588
     FEDERAL HOME LOAN BANK (FHLB) (14.6%)
       FHLB                                                   3.480%      07/30/2007        1,000,000            998,019
       FHLB (4)                                               4.750%      01/27/2008          125,000            125,076
       FHLB (4)                                               4.000%      03/30/2008          400,000            398,681
       FHLB (4)                                               5.000%      05/25/2008          500,000            500,268
       FHLB                                                   5.000%      05/28/2008          500,000            500,079
       FHLB (1)                                               0.140%      07/17/2008        1,000,000            962,219
       FHLB (4)                                               4.500%      07/30/2008          350,000            344,995
       FHLB (4)                                               4.000%      08/06/2008          350,000            347,249
       FHLB                                                   3.650%      09/22/2008          500,000            495,433
       FHLB (1)                                               4.338%      09/29/2008          350,000            346,553
       FHLB                                                   4.000%      01/28/2009          395,000            392,315
       FHLB                                                   4.600%      02/05/2009        1,000,000          1,001,405
       FHLB                                                   4.750%      04/24/2009        2,000,000          2,009,164
       FHLB (4)                                               3.480%      07/15/2009          185,000            183,463
       FHLB (4)                                               5.000%      07/23/2009          500,000            499,974
       FHLB                                                   5.300%      01/12/2010        1,000,000          1,000,046
       FHLB                                                   4.125%      08/13/2010        1,035,000          1,026,135
       FHLB (4)                                               4.000%      06/18/2013          970,000            960,536
                                                                                                             -----------
                                                                                                              12,091,610
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (9.0%)
       FHLMC (4)                                              4.000%      12/23/2007        1,000,000            998,200
       FHLMC (4)                                              4.250%      03/16/2008        1,000,000            997,340

                  ACCESSOR SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - CONTINUED
       FHLMC                                                  3.100%      05/27/2008    $     500,000        $   494,583
       FHLMC (4)                                              4.750%      07/30/2008          415,000            411,113
       FHLMC                                                  3.150%      11/20/2008        1,000,000            984,706
       FHLMC (4)                                              5.000%      01/15/2009          100,000             99,994
       FHLMC                                                  5.000%      01/30/2009          850,000            855,473
       FHLMC                                                  4.000%      12/15/2009           60,000             59,408
       FHLMC                                                  4.000%      07/16/2010          500,000            493,543
       FHLMC                                                  6.000%      08/07/2013        1,000,000          1,022,982
       FHLMC (1)                                              5.930%      01/01/2037          900,237            909,834
       FHLMC (1)                                              7.000%      01/15/2037          159,217            159,265
                                                                                                             -----------
                                                                                                               7,486,441
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (6.1%)
       FNMA (4)                                               4.375%      12/29/2007           30,000             29,991
       FNMA (4)                                               4.250%      02/10/2008        2,225,000          2,222,624
       FNMA (4)                                               4.000%      03/24/2008          400,000            398,887
       FNMA                                                   4.000%      04/01/2008          100,000             99,568
       FNMA                                                   7.000%      12/01/2008            2,697              2,717
       FNMA (4)                                               4.474%      02/18/2009          300,000            299,644
       FNMA                                                   4.000%      03/03/2009          100,000             99,290
       FNMA (4)                                               5.000%      04/22/2009          485,000            484,334
       FNMA                                                   6.000%      07/25/2033          500,000            507,352
       FNMA                                                   5.500%      05/01/2036          874,025            864,625
                                                                                                             -----------
                                                                                                               5,009,032
     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (1.4%)
       Small Business Administration                          8.017%      02/10/2010          568,065            589,775
       Small Business Administration                          4.640%      05/01/2023          617,561            602,635
                                                                                                             -----------
                                                                                                               1,192,410
     U.S. TREASURY BONDS & NOTES (7.9%)
       U.S. Treasury Note                                     3.125%      04/15/2009          500,000            493,867
       U.S. Treasury Note                                     4.375%      12/15/2010        5,000,000          5,051,170
       U.S. Treasury Note                                     4.375%      08/15/2012        1,000,000          1,009,375
                                                                                                             -----------
                                                                                                               6,554,412

     TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES                                                              35,803,327
        (IDENTIFIED COST $35,620,950)                                                                        -----------

                  ACCESSOR SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (1.0%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $815,325
       collateralized by U.S. Government Agency
       Securities)(6)                                         4.780%      10/01/2007    $     815,000        $   815,000
                                                                                                             -----------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $815,000)                                                     815,000
                                                                                                             -----------

     TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $85,877,138)(7)                                               82,270,816
                                                                                                             -----------

     TOTAL OTHER ASSETS LESS LIABILITIES (1.0%)                                                                  814,812
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $83,085,628
                                                                                                             ===========

(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2007.
(2) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD.
(3)  INTEREST ONLY SECURITY. PRINCIPAL AMOUNT REPRESENTS NOTIONAL AMOUNT.
(4) REPRESENTS A STEP BOND. THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD ON SEPTEMBER 30, 2007. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIED DATE.
(5) FAIR VALUED SECURITY UNDER PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF DIRECTORS.
(6)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(7)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                        ACCESSOR MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------

     ASSET BACKED SECURITIES (0.3%)
       TMS SBA Loan Trust (1999 1-A) (1)                      6.050%      07/15/2025    $     158,170        $   151,598
                                                                                                             -----------

     TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $158,162)                                                    151,598
                                                                                                             -----------

     PROJECT LOANS (0.0%)
       Merrill Lynch 42 (4)                                                                     3,150              3,206
                                                                                                             -----------

     TOTAL PROJECT LOANS (IDENTIFIED COST $3,194)                                                                  3,206
                                                                                                             -----------

     COLLATERALIZED MORTGAGE OBLIGATIONS (96.3%)
       COLLATERALIZED MORTGAGE OBLIGATION - OTHER - (41.3%)
       Banc of America Alternative Loan Trust (2003-10
          6A2)                                                5.500%      12/25/2018          200,136            198,574
       Banc of America Alternative Loan Trust (2004-3 4A1)    5.000%      04/25/2019          265,888            259,241
       Bear Stearns Adjustable Rate Mortgage Trust (1)        4.758%      12/25/2035          555,184            550,837
       Bear Stearns Commercial Mortgage Securities (1)        5.457%      03/11/2039          220,000            220,475
       Bear Stearns Commercial Mortgage Securities (1)        5.902%      06/11/2040           90,000             91,050
       Chase Mortgage Finance                                 5.000%      03/25/2018          297,345            293,399
       Chase Mortgage Finance                                 5.000%      10/25/2018          393,729            387,981
       Citimortgage Alternative Loan Trust                    6.000%      02/25/2037          578,480            582,893
       Citimortgage Alternative Loan Trust                    5.750%      03/25/2037          315,182            315,675
       Countrywide Alternative Loan Trust (2004-J2A1)         6.500%      03/25/2034          121,247            123,304
       Countrywide Alternative Loan Trust (2007-16CB) (4)     6.000%      07/25/2037          410,000            412,755
       Countrywide Alternative Loan Trust (2007-3T1)          6.000%      04/25/2037          414,316            418,846
       Countrywide Alternative Loan Trust                     5.000%      07/25/2018          113,810            111,071
       Countrywide Alternative Loan Trust                     5.000%      01/25/2020          120,211            118,067
       Countrywide Alternative Loan Trust                     6.000%      10/25/2035          298,453            297,276
       Countrywide Alternative Loan Trust                     5.500%      12/25/2035          225,987            225,654
       Countrywide Alternative Loan Trust                     6.000%      08/25/2036          542,174            548,234
       Countrywide Alternative Loan Trust                     6.000%      11/25/2036          116,630            117,460
       Countrywide Alternative Loan Trust                     6.000%      01/25/2037          223,579            226,140
       Countrywide Alternative Loan Trust                     6.000%      08/25/2037          581,268            571,533
       Countrywide Alternative Loan Trust                     6.000%      08/25/2037          446,356            436,731
       Countrywide Home Loan Mortgage Pass Through
          Trust                                               5.000%      05/25/2019          187,688            184,650
       Countrywide Home Loan Mortgage Pass Through
          Trust                                               5.500%      11/25/2035          128,929            128,968
       Countrywide Home Loan Mortgage Pass Through
          Trust (4)                                           6.500%      09/25/2037          827,133            827,650
       CS First Boston Mortgage Securities                    5.250%      10/25/2019          154,512            150,629
       FHLMC                                                  5.500%      02/15/2017          600,000            608,356
       FHLMC                                                  5.500%      09/15/2017          500,000            506,455
       FHLMC                                                  5.500%      05/15/2034          200,000            194,838

                        ACCESSOR MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------

     COLLATERALIZED MORTGAGE OBLIGATION - OTHER - CONTINUED
       FHLMC                                                  5.500%      07/15/2034    $     610,000        $   599,815
       FHLMC                                                  5.500%      08/15/2034          100,000             98,020
       FHLMC                                                  5.500%      11/15/2034          300,000            295,651
       FHLMC                                                  5.500%      01/15/2035          500,000            492,824
       First Horizon Asset Securities                         5.000%      05/25/2018          408,992            406,758
       FNMA - Strip (2)                                       0.000%      12/01/2033          374,759            281,907
       FNMA                                                   5.850%      02/25/2022          565,729            575,022
       FNMA                                                   5.500%      10/25/2032          200,000            198,497
       FNMA                                                   5.500%      07/25/2033          330,000            321,607
       FNMA                                                   6.000%      11/25/2033          355,112             82,006
       GNMA                                                   5.500%      09/20/2035          271,342            272,414
       Greenwich Capital Commercial Funding (1)               6.111%      07/10/2038           90,000             92,789
       GS Mortgage Securities II                              5.560%      11/10/2039          140,000            140,105
       GS Mortgage Securities II (1)                          5.993%      08/10/2045          370,000            376,295
       GSR Mortgage Loan Trust (1)                            5.168%      10/25/2035          523,317            522,078
       GSR Mortgage Loan Trust (1)                            5.181%      01/25/2036        1,200,854          1,202,756
       GSR Mortgage Loan Trust                                5.750%      02/25/2036          322,930            323,493
       LB-UBS Commercial Mortgage Trust (1)                   5.858%      07/15/2017          620,000            630,451
       Lehman Mortgage Trust                                  5.500%      12/25/2035          316,951            317,174
       Master Asset Securitization Trust                      5.250%      08/25/2019          104,037            102,151
       MASTR Asset Securitization Trust                       5.000%      06/25/2018          323,806            317,018
       Residential Accredit Loans                             5.500%      12/25/2017          429,781            426,961
       Residential Accredit Loans                             5.000%      03/25/2019          245,394            239,029
       Residential Accredit Loans                             6.000%      03/25/2036          228,948            231,820
       Residential Funding Mortgage Securities I              5.000%      01/25/2018          541,468            539,176
       Residential Funding Mortgage Securities I              6.000%      02/25/2037          250,000            251,939
       TIAA Retail Commercial Trust (1)                       6.104%      08/15/2039          575,000            586,296
       Washington Mutual Mortgage Pass-Through
          Certificates                                        5.000%      03/25/2018          215,480            210,219
       Washington Mutual                                      5.000%      11/25/2018           79,947             78,839
       Wells Fargo Alternative Loan Trust                     6.000%      06/25/2037        1,569,062          1,527,874
       Wells Fargo Alternative Loan Trust                     5.750%      07/25/2037          750,000            716,313
       Wells Fargo Mortgage Backed Securities Trust           6.000%      07/25/2037          166,955            164,920
       Wells Fargo Mortgage Backed Securities Trust           6.000%      07/25/2037          677,639            671,028
       Wells Fargo Mortgage Backed Securities Trust           6.000%      07/25/2037          290,000            284,322
       Wells Fargo Mortgage Backed Securities Trust (4)       6.000%      09/25/2037          300,000            301,031
                                                                                                             -----------
                                                                                                              22,987,340

       FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (0.9%)
       FHLMC (1)                                              5.707%      06/01/2036          518,503            521,508
                                                                                                             -----------

     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (2.5%)
       FHLMC - Gold                                           7.500%      09/01/2014           17,369             17,993
       FHLMC - Gold                                           7.000%      06/01/2015              406                421

                        ACCESSOR MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------

     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY - CONTINUED
       FHLMC - Gold                                           7.500%      07/01/2015    $       1,425        $     1,482
       FHLMC - Gold                                           8.000%      07/01/2024            3,976              4,215
       FHLMC - Gold                                           8.000%      07/01/2024           45,880             48,636
       FHLMC - Gold                                           8.000%      07/01/2024              585                620
       FHLMC - Gold                                           8.000%      08/01/2024            2,269              2,405
       FHLMC - Gold                                           8.000%      07/01/2025           49,402             52,349
       FHLMC - Gold                                           8.000%      09/01/2025              342                363
       FHLMC - Gold                                           8.000%      11/01/2025            1,078              1,142
       FHLMC - Gold                                           8.000%      12/01/2025            4,650              4,927
       FHLMC - Gold                                           8.000%      01/01/2026              364                386
       FHLMC - Gold                                           8.000%      06/01/2026            8,692              9,201
       FHLMC - Gold                                           5.500%      01/01/2029           23,488             23,128
       FHLMC - Gold                                           7.500%      10/01/2030              399                418
       FHLMC - Gold                                           5.000%      09/01/2035          833,624            796,501
       FHLMC - Strip (3)                                      5.500%      08/01/2035          748,177            193,429
       FHLMC                                                  6.000%      11/15/2023          220,763            221,666
                                                                                                             -----------
                                                                                                               1,379,282
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (51.3%)
       FNMA                                                   6.500%      03/01/2029           63,892             65,638
       FNMA                                                   6.500%      03/01/2029            8,289              8,508
       FNMA                                                   6.500%      06/01/2029            6,771              6,949
       FNMA                                                   6.500%      07/01/2029            7,792              7,997
       FNMA                                                   6.500%      07/01/2029            1,229              1,262
       FNMA                                                   7.500%      09/01/2029           86,817             91,014
       FNMA                                                   6.500%      02/01/2030           11,682             11,983
       FNMA                                                   6.500%      09/01/2031            7,848              8,044
       FNMA                                                   7.500%      12/01/2031            6,631              6,935
       FNMA                                                   6.500%      07/01/2032            5,975              6,120
       FNMA                                                   6.500%      07/01/2032            2,297              2,353
       FNMA                                                   6.500%      01/01/2033            7,147              7,326
       FNMA                                                   5.500%      07/01/2033           55,315             54,336
       FNMA                                                   5.500%      08/01/2033           98,574             96,828
       FNMA                                                   6.500%      10/01/2033           57,210             58,543
       FNMA                                                   5.000%      11/01/2033        3,819,316          3,656,117
       FNMA                                                   5.500%      11/01/2033          184,455            181,187
       FNMA                                                   5.500%      04/01/2034           20,602             20,221
       FNMA                                                   6.500%      07/01/2034           81,033             82,764

                        ACCESSOR MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY - CONTINUED
       FNMA                                                   5.000%      08/01/2034    $     284,543        $   272,311
       FNMA                                                   5.000%      08/01/2034        3,599,850          3,446,018
       FNMA                                                   6.500%      09/01/2034           47,319             48,330
       FNMA                                                   5.000%      10/01/2034        1,871,011          1,791,058
       FNMA                                                   5.000%      12/01/2034          635,466            608,311
       FNMA                                                   5.500%      03/01/2035        4,546,970          4,462,822
       FNMA                                                   5.000%      12/01/2035        1,349,157          1,290,343
       FNMA                                                   5.000%      05/01/2036        2,936,338          2,805,493
       FNMA                                                   5.500%      09/01/2036        4,410,885          4,332,745
       FNMA                                                   6.500%      09/01/2036        2,001,820          2,038,553
       FNMA                                                   6.000%      01/01/2037          191,097            191,416
       FNMA                                                   6.000%      02/01/2037        1,610,394          1,613,075
       FNMA (1)                                               5.487%      03/01/2037          416,475            418,736
       FNMA (1)                                               5.897%      08/01/2037          824,948            832,939
                                                                                                             -----------
                                                                                                              28,526,275
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        (GNMA)-PASS-THROUGH-AGENCY (0.3%)
       GNMA                                                   5.500%      04/15/2014           58,467             58,628
       GNMA                                                   6.500%      08/15/2014            6,712              6,897
       GNMA                                                   8.000%      03/15/2017            1,809              1,912
       GNMA                                                   6.500%      12/15/2023           26,166             26,843
       GNMA                                                   8.000%      09/20/2026           46,972             49,757
       GNMA                                                   7.500%      09/15/2027            7,874              8,271
       GNMA                                                   7.500%      10/15/2029            9,642             10,121
                                                                                                             -----------
                                                                                                                 162,429

     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                53,576,834
        (IDENTIFIED COST $53,598,265)                                                                        -----------

     U.S. GOVERNMENT AGENCY BONDS (0.2%)
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (0.2%)
       FHLMC                                                  5.500%      06/15/2036          140,000            134,888
                                                                                                             -----------

     TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $135,048)                                               134,888
                                                                                                             -----------

                        ACCESSOR MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (1.7%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007  (Repurchase Value $964,384
       Collateralized by U.S. Government Agency
       Securities) (5)                                        4.780%     10/01/2007    $     964,000         $   964,000
                                                                                                             -----------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $964,000)                                                     964,000
                                                                                                             -----------

     TOTAL INVESTMENTS (98.5%) (IDENTIFIED COST $54,858,669) (6)                                              54,830,526

     TOTAL LIABILITIES LESS OTHER ASSETS (1.5%)                                                                  822,791
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $55,653,317
                                                                                                             ===========

                        ACCESSOR MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     FORWARD COMMITMENT
                                                         INTEREST         DELIVERY         PRINCIPAL
     AGENCY                                                RATE             DATE            AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     TBA PURCHASE COMMITMENTS AT SEPTEMBER 30, 2007 (COST PAYABLE $61,516,035)
       FHLMC 10YR TBA                                     4.500%         10/23/2013     $   1,000,000       $    962,500
       FHLMC 15YR TBA                                     6.000%         10/01/2019           100,000            101,219
       FHLMC 30YR TBA                                     6.500%         10/01/2033         1,000,000          1,017,812
       FHLMC 30YR TBA                                     5.000%         10/15/2033         2,100,000          2,002,875
       FHLMC 30YR TBA                                     6.000%         10/15/2033           800,000            800,750
       FHLMC 30YR TBA                                     5.500%         10/15/2037         7,700,000          7,538,777
       FHLMC GOLD 15YR TBA                                5.000%         10/15/2018           200,000            196,000
       FNMA 15YR TBA                                      4.500%         10/20/2021           900,000            866,531
       FNMA 15YR TBA                                      6.000%         10/20/2021           100,000            101,313
       FNMA 15YR TBA                                      5.000%         10/01/2022         1,500,000          1,470,000
       FNMA 15YR TBA                                      5.500%         10/15/2022         1,900,000          1,895,250
       FNMA 15YR TBA                                      5.000%         10/01/2037        14,000,000         13,352,500
       FNMA 30YR TBA                                      4.500%         10/14/2034         1,100,000          1,020,250
       FNMA 30YR TBA                                      5.500%         10/01/2037        14,800,000         14,494,750
       FNMA 30YR TBA                                      6.000%         10/01/2037         7,700,000          7,709,625
       FNMA 30YR TBA                                      6.500%         10/01/2037           100,000            101,813
       GNMA 30YR TBA                                      6.000%         12/01/2033         3,900,000          3,917,082
       GNMA 30YR TBA                                      5.500%         11/01/2034         2,500,000          2,464,845
       GNMA 30YR TBA                                      6.000%         10/01/2036         1,300,000          1,308,125
                                                                                                            ------------
                                                                                                            $ 61,322,017
                                                                                                            ============
     TBA SALE COMMITMENTS AT SEPTEMBER 30, 2007 (COST PAYABLE $54,776,345)
       FHLMC 10YR TBA                                     4.500%         10/23/2013         (800,000)           (770,000)
       FHLMC GOLD 15YR TBA                                5.000%         10/15/2018         (200,000)           (196,000)
       FNMA 15YR TBA                                      4.500%         10/20/2021         (400,000)           (385,125)
       FNMA 15YR TBA                                      5.000%         10/01/2022       (1,300,000)         (1,274,000)
       FNMA 15YR TBA                                      5.500%         10/15/2022       (1,900,000)         (1,895,250)
       FNMA 15YR TBA                                      5.000%         10/01/2037      (17,000,000)        (16,213,750)
       FNMA 30YR TBA                                      5.000%         11/15/2033       (7,000,000)         (6,674,066)
       FNMA 30YR TBA                                      5.500%         10/01/2037      (18,000,000)        (17,628,750)
       FNMA 30YR TBA                                      6.000%         10/01/2037       (9,400,000)         (9,411,328)
                                                                                                            ------------
                                                                                                            $(54,448,269)
                                                                                                            ============

                        ACCESSOR MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     REVERSE REPURCHASE AGREEMENT

       TYPE                                                              INTEREST RATE     MATURITY            AMOUNT
------------------------------------------------------------------------------------------------------------------------
       Blackrock                                                             5.50%         10/11/07          $   891,000
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
     OUTSTANDING FUTURES CONTRACTS
                                                                                                            UNREALIZED
                                                                                           UNITS PER       APPRECIATION/
       TYPE                                                EXPIRATION      CONTRACTS       CONTRACT       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
       10 Year US Treasury Note Future (Buy)                12/22/07          15             1,000           $   (19,586)

       5 Year US Treasury Note Future (Sell)                12/31/07         (64)            1,000               (18,258)
                                                                                                             -----------
                                                                                                             $   (37,844)
                                                                                                             ===========

(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2007.
(2)  PO -- PRINCIPAL ONLY
(3)  INTEREST ONLY SECURITY. PRINCIPAL AMOUNT REPRESENTS NOTIONAL AMOUNT.
(4) FAIR VALUED SECURITY UNDER PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF DIRECTORS.
(5)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(6)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                           ACCESSOR TOTAL RETURN FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS (2.1%)
     AUTOMOBILES (1.4%)
       General Motors                                                                          10,100        $   370,670
                                                                                                             -----------

     MULTI-LINE RETAIL (0.7%)
       JC Penney                                                                                3,000            190,110
                                                                                                             -----------
                                                                                                                 560,780

     TOTAL COMMON STOCKS (IDENTIFIED COST $562,086)                                                              560,780
                                                                                                             -----------

     EXCHANGE TRADED FUNDS (80.5%)
       Consumer Staples Select Sector SPDR Fund                                                91,637          2,564,003
       Industrial Select Sector SPDR Fund                                                      45,477          1,868,195
       iShares Dow Jones US Aerospace & Defense Index Fund                                     31,731          2,209,430
       iShares Dow Jones US Broker Dealers Index Fund                                          36,000          1,874,520
       iShares Dow Jones US Oil Equipment & Services Index  Fund                               23,396          1,491,963
       iShares Dow Jones US Telecommunications Sector Index Fund                               64,278          2,175,810
       Materials Select Sector SPDR Fund                                                       77,685          3,271,315
       Rydex S&P Equal Weight Healthcare                                                       10,200            580,890
       Technology Select Sector SPDR Fund                                                      66,052          1,781,423
       Ultra Dow30 ProShares                                                                   13,471          1,332,147
       Ultra S&P500 ProShares                                                                  27,542          2,629,710
                                                                                                             -----------
                                                                                                              21,779,406

     TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $21,413,483)                                                21,779,406
                                                                                                             -----------

                                                            INTEREST       MATURITY      PRINCIPAL
     DESCRIPTION                                              RATE           DATE          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (2.6%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $701,279
       collateralized by U.S. Government Agency
       Securities)(1)                                         4.780%      10/01/2007    $     701,000            701,000
                                                                                                             -----------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $701,000)                                                     701,000
                                                                                                             -----------

     TOTAL INVESTMENTS (85.2%) (IDENTIFIED COST $22,676,569)(2)                                               23,041,186

     TOTAL OTHER ASSETS LESS LIABILITIES (14.8%)                                                               3,997,225
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $27,038,411
                                                                                                             ===========

(1)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                 ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     COLLATERALIZED MORTGAGE OBLIGATIONS (7.0%)
       FHLMC                                                  3.255%      12/15/2010    $   2,000,000        $ 1,979,231
       FHLMC                                                  5.250%      05/15/2017        1,872,349          1,863,563
                                                                                                             -----------
                                                                                                               3,842,794

     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                 3,842,794
        (IDENTIFIED COST $3,815,905)                                                                         -----------

     U.S. AGENCY BONDS (85.7%)
     FEDERAL FARM CREDIT BANK (FFCB) (4.9%)
       FFCB                                                   5.900%      02/05/2008          100,000            100,343
       FFCB                                                   3.500%      04/15/2008        1,000,000            992,942
       FFCB                                                   5.960%      06/16/2008          600,000            604,949
       FFCB                                                   3.050%      06/23/2010        1,000,000            964,484
                                                                                                             -----------
                                                                                                               2,662,718
     FEDERAL HOME LOAN BANK (FHLB) (40.9%)
       FHLB                                                   5.875%      11/15/2007          620,000            620,631
       FHLB                                                   3.070%      01/15/2008          500,000            497,399
       FHLB                                                   5.625%      02/15/2008        1,585,000          1,588,880
       FHLB                                                   7.000%      02/15/2008          270,000            272,009
       FHLB                                                   4.250%      09/12/2008        1,000,000            996,677
       FHLB                                                   4.100%      11/19/2008          855,000            850,561
       FHLB (1)                                               4.500%      12/30/2008          200,000            197,729
       FHLB                                                   3.280%      01/16/2009        1,000,000            984,729
       FHLB                                                   4.110%      02/27/2009          690,000            686,074
       FHLB                                                   4.000%      04/20/2009        1,000,000            992,699
       FHLB                                                   4.050%      04/30/2009        1,000,000            993,324
       FHLB                                                   4.000%      05/20/2009          500,000            496,195
       FHLB                                                   4.050%      09/24/2009          765,000            758,905
       FHLB                                                   4.500%      02/03/2010          460,000            458,279
       FHLB                                                   4.350%      02/22/2010          250,000            248,446
       FHLB                                                   3.875%      03/22/2010        1,000,000            985,580
       FHLB                                                   4.650%      03/30/2010          400,000            398,812
       FHLB                                                   4.200%      04/01/2010        2,000,000          1,983,056
       FHLB                                                   3.875%      06/04/2010        1,000,000            984,417
       FHLB                                                   5.600%      06/16/2010        1,000,000          1,007,031
       FHLB                                                   4.000%      03/18/2011        1,000,000            982,593
       FHLB                                                   4.140%      04/08/2011        1,250,000          1,232,186
       FHLB (3)                                               5.270%      12/28/2012        4,139,425          4,147,510
                                                                                                             -----------
                                                                                                              22,363,722

                 ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (6.4%)
       FHLMC                                                  5.000%      11/15/2016    $   3,500,000        $ 3,502,614
                                                                                                             -----------

     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (6.2%)
       FG G11786                                              5.000%      10/01/2014        1,447,095          1,446,896
       FG M80807                                              4.500%      03/01/2010        1,953,083          1,929,291
                                                                                                             -----------
                                                                                                               3,376,187
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (19.6%)
       FNMA (2)                                               5.500%      08/12/2008        1,000,000          1,000,000
       FNMA                                                   5.500%      12/25/2014        1,452,422          1,459,258
       FNMA                                                   5.000%      02/01/2015        1,665,779          1,663,193
       FNMA                                                   4.500%      04/01/2015        1,898,461          1,869,623
       FNMA                                                   5.000%      10/25/2016        2,500,000          2,478,266
       FNMA                                                   5.500%      02/25/2017        2,236,527          2,247,057
                                                                                                             -----------
                                                                                                              10,717,397
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (1.6%)
       FNMA                                                   4.000%      05/21/2012          887,000            861,904
                                                                                                             -----------

     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) (6.1%)
       SBA (1)                                                9.475%      11/25/2007              573                567
       SBA (1)                                                8.125%      06/25/2008           15,836             15,709
       SBA (1)                                                9.875%      07/25/2008              900                896
       SBA (1)                                                5.875%      06/25/2009           69,181             68,881
       SBA (1)                                                6.250%      02/25/2010           16,555             16,538
       SBA (1)                                                6.250%      02/25/2010            6,696              6,686
       SBA (1)                                                8.125%      03/25/2011           23,516             23,525
       SBA (1)                                                5.840%      02/25/2013           25,558             25,567
       SBA (1)                                                6.125%      03/25/2013           73,828             74,059
       SBA (1)                                                6.250%      01/25/2014            3,322              3,342
       SBA (1)                                                9.265%      05/25/2014          292,169            309,216
       SBA (1)                                                7.000%      06/25/2014            4,508              4,401
       SBA (1)                                                8.975%      07/25/2015           20,912             21,476
       SBA (1)                                                6.625%      04/25/2016           15,943             15,733
       SBA (1)                                                8.625%      07/25/2016           40,175             41,705
       SBA (1)                                                6.250%      03/25/2017           13,980             14,120
       SBA (1)                                                6.375%      07/25/2017           44,957             45,549
       SBA (1)                                                6.375%      09/25/2017            7,663              7,768
       SBA (1)                                                6.250%      12/25/2017          290,214            293,339
       SBA (1)                                                6.250%      02/25/2018           15,134             15,300
       SBA (1)                                                6.000%      08/25/2018          433,122            435,648
       SBA (1)                                                5.950%      01/25/2019           40,421             40,654
       SBA (1)                                                6.250%      06/25/2019          245,250            247,793
       SBA (1)                                                6.000%      09/25/2020           35,088             35,340
       SBA (1)                                                8.000%      12/25/2020           36,631             37,224

                 ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) - CONTINUED
       SBA (1)                                                5.750%      04/25/2021    $     114,376        $   114,785
       SBA (1)                                                8.625%      04/25/2021            6,824              6,896
       SBA (1)                                                8.125%      07/25/2021           13,945             14,360
       SBA (1)                                                5.875%      10/25/2021          196,761            198,092
       SBA (1)                                                5.750%      09/25/2022           22,367             22,467
       SBA (1)                                                8.625%      08/25/2024           16,900             17,451
       SBA (1)                                                8.625%      10/25/2024           40,246             43,339
       SBA (1)                                                6.000%      11/25/2024           87,750             88,644
       SBA (1)                                                5.875%      01/25/2025          274,070            276,358
       SBA (1)                                                8.875%      02/25/2025           47,305             51,121
       SBA (1)                                                8.125%      06/25/2025           15,558             16,154
       SBA (1)                                                8.375%      09/25/2025           30,957             31,961
       SBA (1)                                                8.625%      10/25/2025           30,473             32,508
       SBA (1)                                                5.700%      02/25/2030          589,921            592,261
                                                                                                             -----------
                                                                                                               3,307,433

     TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $46,798,080)                                                    46,791,975
                                                                                                             -----------

     SHORT-TERM INVESTMENTS (7.9%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $4,283,706
       collateralized by U.S. Government Agency
       Securities)(4)                                         4.780%      10/01/2007        4,282,000          4,282,000
                                                                                                             -----------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,282,000)                                                 4,282,000
                                                                                                             -----------

     TOTAL INVESTMENTS (100.6%) (IDENTIFIED COST $54,595,985) (5)                                             54,916,769

     TOTAL LIABILITIES LESS OTHER ASSETS (-0.6%)                                                                (286,532)
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $54,630,237
                                                                                                             ===========


(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2007.
(2) REPRESENTS A STEP BOND. THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD ON SEPTEMBER 30, 2007. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIED DATE.
(3) FAIR VALUED SECURITY UNDER PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF DIRECTORS.
(4)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(5)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                       ACCESSOR U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY      PRINCIPAL
     DESCRIPTION                                              RATE           DATE          AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------

     U.S. AGENCY BONDS (81.1%)
     FEDERAL HOME LOAN BANK (FHLB) (43.2%)
       FHLB                                                   5.250%      11/01/2007   $   30,000,000     $   29,998,354
       FHLB                                                   5.250%      11/01/2007       30,000,000         30,000,000
       FHLB (3)                                               4.132%      11/15/2007       40,000,000         40,000,000
       FHLB                                                   5.150%      12/14/2007       25,000,000         25,000,000
       FHLB (3)                                               4.142%      01/10/2008       40,000,000         40,000,000
       FHLB (3)                                               4.132%      02/07/2008       40,000,000         40,000,000
       FHLB                                                   5.375%      02/12/2008       25,000,000         25,000,000
       FHLB (3)                                               4.122%      02/28/2008       40,000,000         40,000,000
       FHLB                                                   5.375%      02/28/2008       25,000,000         25,000,000
       FHLB (3)                                               4.132%      03/14/2008       40,000,000         40,000,000
       FHLB (3)                                               5.645%      03/14/2008       40,000,000         39,997,341
       FHLB                                                   5.300%      03/19/2008       25,000,000         25,000,000
       FHLB (3)                                               5.428%      03/20/2008       35,000,000         34,995,424
       FHLB                                                   5.250%      04/02/2008       25,000,000         25,000,000
       FHLB                                                   5.400%      04/09/2008       25,000,000         25,000,000
       FHLB                                                   5.300%      05/07/2008       21,765,000         21,765,000
       FHLB                                                   5.400%      08/15/2008       25,000,000         25,000,000
       FHLB                                                   5.300%      09/05/2008       35,000,000         35,000,000
                                                                                                          --------------
                                                                                                             566,756,119
     FEDERAL HOME LOAN BANK (FHLB)-DISCOUNT NOTES (4.2%)
       FHLB (1,2)                                             4.536%      11/23/2007       25,000,000         24,834,375
       FHLB (1,2)                                             4.590%      12/21/2007       30,000,000         29,693,550
                                                                                                          --------------
                                                                                                              54,527,925
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (2.3%)
       FHLMC (3)                                              4.979%      03/26/2008       30,000,000         29,999,279
                                                                                                          --------------

     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-DISCOUNT NOTES (10.6%)
            FHLMC (1,2)                                       5.203%      10/09/2007       30,000,000         29,965,766
       FHLMC (1,2)                                            5.252%      11/30/2007       30,000,000         29,748,500
       FHLMC (1,2)                                            5.226%      12/06/2007       25,000,000         24,766,938
       FHLMC (1,2)                                            5.239%      12/17/2007       25,000,000         24,727,024
       FHLMC (1,2)                                            4.955%      02/19/2008       30,000,000         29,432,005
                                                                                                          --------------
                                                                                                             138,640,233
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-DISCOUNT NOTES (18.9%)
       FNMA (1,2)                                             5.182%      10/03/2007       30,000,000         29,991,450
       FNMA (1,2)                                             5.173%      10/12/2007       40,000,000         39,937,422
       FNMA (1,2)                                             5.209%      10/24/2007       30,000,000         29,902,250
       FNMA (1,2)                                             5.198%      10/31/2007       30,000,000         29,871,500
       FNMA (1,2)                                             5.225%      11/07/2007       30,000,000         29,842,288

                       ACCESSOR U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY      PRINCIPAL
     DESCRIPTION                                              RATE           DATE          AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-DISCOUNT NOTES - CONTINUED
       FNMA (1,2)                                             4.864%      12/28/2007    $  30,000,000     $   29,648,733
       FNMA (1,2)                                             5.215%      01/02/2008       30,000,000         29,606,300
       FNMA (1,2)                                             4.891%      08/29/2008       30,000,000         28,705,740
                                                                                                          --------------
                                                                                                             247,505,683
     FEDERAL NATIONAL MORTGAGE CORP (FNMA) (1.9%)
       FNMA                                                   3.800%      01/18/2008       25,000,000         24,924,922
                                                                                                          --------------

     TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,062,354,161)                                              1,062,354,161
                                                                                                          --------------

     SHORT-TERM INVESTMENTS (18.7%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $245,486,747
       collateralized by U.S. Government Agency
       Securities)(4)                                         4.780%      10/01/2007      245,389,000        245,389,000
                                                                                                          --------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $245,389,000)                                             245,389,000
                                                                                                          --------------

     TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $1,307,743,161)(5)                                         1,307,743,161

     TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                2,778,007
                                                                                                          --------------

     TOTAL NET ASSETS (100.0%)                                                                            $1,310,521,168
                                                                                                          ==============

(1) RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF PURCHASE.
(2) REPRESENTS A ZERO COUPON BOND. RATE DISCLOSED IS THE EFFECTIVE YIELD AS OF SEPTEMBER 30, 2007.
(3) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2007.
(4)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(5)  REPRESENTS COST FOR BOOK AND TAX PURPOSES.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                         ACCESSOR INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                           ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------

     INVESTMENT COMPANIES (92.8%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (92.8%)
       High Yield Bond                                                        24.8%           434,707        $ 4,651,360
       Intermediate Fixed-Income                                              13.0%           225,066          2,448,719
       International Equity                                                    2.4%            16,575            444,375
       Mortgage Securities                                                    14.2%           218,468          2,667,497
       Short-Intermediate Fixed-Income                                        32.7%           538,592          6,134,565
       U.S. Government Money                                                   5.7%         1,065,497          1,065,497
                                                                                                             -----------
                                                                                                              17,412,013

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,985,744)                                                 17,412,013
                                                                                                             -----------

                                                            INTEREST       MATURITY      PRINCIPAL
     DESCRIPTION                                              RATE           DATE          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (6.7%)
       STATE STREET REPURCHASE AGREEMENT
        DATED 09/28/2007 (Repurchase Value $1,260,510
       collateralized by U.S. Government Agency
       Securities)(1)                                         4.780%      10/01/2007    $   1,260,000          1,260,000
                                                                                                             -----------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,260,000)                                                 1,260,000
                                                                                                             -----------

     TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $19,245,744) (2)                                              18,672,013

     TOTAL OTHER ASSETS LESS LIABILITIES (0.5%)                                                                   87,278
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $18,759,291
                                                                                                             ===========

(1)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                           ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------

     INVESTMENT COMPANIES (96.0%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (96.0%)
       Growth                                                                 11.8%           164,072        $ 4,511,993
       High Yield Bond                                                        13.7%           492,428          5,268,985
       Intermediate Fixed-Income                                               7.5%           265,044          2,883,677
       International Equity                                                   16.3%           233,691          6,265,259
       Mortgage Securities                                                     7.0%           218,656          2,669,791
       Short-Intermediate Fixed-Income                                        19.4%           653,903          7,447,960
       Small to Mid Cap                                                        4.5%            52,407          1,744,108
       Value                                                                  10.7%           159,715          4,087,109
       U.S. Government Money                                                   5.1%         1,937,177          1,937,177
                                                                                                             -----------
                                                                                                              36,816,059

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $32,979,663)                                                 36,816,059
                                                                                                             -----------


                                                            INTEREST       MATURITY      PRINCIPAL
     DESCRIPTION                                              RATE           DATE          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (3.8%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $1,436,572
       collateralized by U.S. Government Agency
       Securities)(1)                                         4.780%      10/01/2007    $   1,436,000          1,436,000
                                                                                                             -----------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,436,000)                                                 1,436,000
                                                                                                             -----------

     TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $34,415,663) (2)                                              38,252,059

     TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                   82,418
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $38,334,477
                                                                                                             ===========

(1)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                        ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                           ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------

     INVESTMENT COMPANIES (98.3%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (98.3%)
       Growth                                                                 16.2%           773,691       $ 21,276,515
       High Yield Bond                                                        11.9%         1,461,717         15,640,377
       Intermediate Fixed-Income                                               5.1%           617,201          6,715,142
       International Equity                                                   20.8%         1,018,786         27,313,663
       Mortgage Securities                                                     5.1%           549,815          6,713,240
       Short-Intermediate Fixed-Income                                        13.6%         1,568,052         17,860,108
       Small to Mid Cap                                                        7.5%           295,433          9,831,994
       Value                                                                  15.4%           793,490         20,305,401
       U.S. Government Money                                                   2.7%         3,500,232          3,500,232
                                                                                                            ------------
                                                                                                             129,156,672

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $111,323,315)                                               129,156,672
                                                                                                            ------------

                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (1.5%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $1,972,786
       collateralized by U.S. Government Agency
       Securities) (1)                                        4.780%     10/01/2007     $   1,972,000          1,972,000
                                                                                                            ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,972,000)                                                 1,972,000
                                                                                                            ------------

     TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $113,295,315) (2)                                            131,128,672

     TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                  214,849
                                                                                                            ------------

     TOTAL NET ASSETS (100.0%)                                                                              $131,343,521
                                                                                                            ============

(1)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                           ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------

     INVESTMENT COMPANIES (97.2%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (97.2%)
       Growth                                                                 18.4%         1,151,276       $ 31,660,101
       High Yield Bond                                                         8.7%         1,404,726         15,030,563
       Intermediate Fixed-Income                                               4.2%           658,967          7,169,564
       International Equity                                                   23.7%         1,525,513         40,899,014
       Mortgage Securities                                                     3.0%           421,407          5,145,378
       Short-Intermediate Fixed-Income                                        12.4%         1,880,772         21,421,989
       Small to Mid Cap                                                        8.9%           461,845         15,370,188
       Value                                                                  17.9%         1,205,875         30,858,350
       U.S. Government Money                                                   0.0%            20,815             20,815
                                                                                                            ------------
                                                                                                             167,575,962

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $137,452,662)                                               167,575,962
                                                                                                            ------------

                                                            INTEREST       MATURITY      PRINCIPAL
     DESCRIPTION                                              RATE           DATE          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (2.6%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007  (Repurchase Value $4,573,821
       collateralized by U.S. Government Agency
       Securities)(1)                                         4.780%      10/01/2007    $   4,572,000          4,572,000
                                                                                                            ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,572,000)                                                 4,572,000
                                                                                                            ------------

     TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $142,024,662) (2)                                            172,147,962

     TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                  301,364
                                                                                                            ------------

     TOTAL NET ASSETS (100.0%)                                                                              $172,449,326
                                                                                                            ============

(1)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                         ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                           ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------

     INVESTMENT COMPANIES (97.4%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (97.4%)
       Growth                                                                 24.0%         1,394,846       $ 38,358,275
       High Yield Bond                                                         5.3%           793,716          8,492,761
       Intermediate Fixed-Income                                               0.4%            64,070            697,076
       International Equity                                                   29.8%         1,779,472         47,707,647
       Mortgage Securities                                                     0.9%           115,855          1,414,587
       Short-Intermediate Fixed-Income                                         3.0%           420,562          4,790,203
       Small to Mid Cap                                                       11.3%           545,801         18,164,254
       Value                                                                  22.7%         1,421,355         36,372,479
                                                                                                            ------------
                                                                                                             155,997,282

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $119,117,487)                                               155,997,282
                                                                                                            ------------

                                                            INTEREST       MATURITY       PRINCIPAL
     DESCRIPTION                                              RATE           DATE          AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (2.5%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $4,025,603
       collateralized by U.S. Government Agency
       Securities)(1)                                         4.780%      10/01/2007    $   4,024,000          4,024,000
                                                                                                            ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,024,000)                                                 4,024,000
                                                                                                            ------------

     TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $123,141,487) (2)                                            160,021,282

     TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                  156,317
                                                                                                            ------------

     TOTAL NET ASSETS (100.0%)                                                                              $160,177,599
                                                                                                            ============

(1)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                      AS OF SEPTEMBER 30, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                           ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------

     INVESTMENT COMPANIES (97.9%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (97.9%)
       Growth                                                                 26.3%           785,333        $21,596,665
       International Equity                                                   33.2%         1,017,126         27,269,138
       Small to Mid Cap                                                       12.5%           308,687         10,273,111
       Value                                                                  25.9%           831,027         21,265,982
       U.S. Government Money                                                   0.0%                34                 34
                                                                                                             -----------
                                                                                                              80,404,930

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $59,243,138)                                                 80,404,930
                                                                                                             -----------

                                                            INTEREST       MATURITY      PRINCIPAL
     DESCRIPTION                                              RATE           DATE          AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS (1.9%)
       STATE STREET REPURCHASE AGREEMENT
       DATED 09/28/2007 (Repurchase Value $1,572,626
       collateralized by U.S. Government Agency
       Securities)(1)                                         4.780%      10/01/2007    $   1,572,000          1,572,000
                                                                                                             -----------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,572,000)                                                 1,572,000
                                                                                                             -----------

     TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $60,815,138) (2)                                              81,976,930

     TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                  173,898
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $82,150,828
                                                                                                             ===========

(1)  SEE NOTE 13 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 15 FOR IMPORTANT TAX INFORMATION.
PLEASE SEE NOTES TO FORM NQ FOR ADDITIONAL INFORMATION.

                                NOTES to Form N-Q
                    For the period ending September 30, 2007

1. ORGANIZATION
         Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of 17 diversified funds (individually, a "Fund", and collectively, the "Funds"). This report covers the following eleven Funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund"), U.S. Government Money Fund (the "Money Fund") and Total Return Fund; and the following six Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds" or the "Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (other than the Intermediate Fixed-Income Fund, Mortgage Securities, Limited Duration Fund, U.S. Government Fund and the Total Return) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares, and C Class Shares. The Limited Duration Fund and the Total Return Fund each offer one class of shares. The U.S. Government Fund offers a fifth class of shares, the Institutional Class Shares. Each class of shares of each Fund has identical rights and privileges as the other classes of shares of such Fund, except that (i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

2. SECURITY VALUATION
         Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. EST), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. EST. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time.
         The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Markets are typically valued based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Fixed-income securities and other investments for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments held by the Money Fund and short-term debt securities maturing in 60 days or less held by other funds are valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund.
         An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors"). The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant event subsequent to the market close. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds

(particularly the International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Funds' Board of Directors. On days when a change has occurred in the closing level of a benchmark Index by an amount approved by the Board from the previous trading day's closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided.

3. SECURITY TRANSACTIONS AND INVESTMENT INCOME
         Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial statement reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

4. FOREIGN CURRENCY TRANSACTIONS
         The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund, Total Return Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.
         The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.
         The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

5. OFF-BALANCE SHEET RISK
         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
         The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

6. FUTURES CONTRACTS
         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.
          When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
         The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
         The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. OPTIONS TRANSACTIONS
         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.
         When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
         When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
         The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility if the currency exposure associated with an investments in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

9. FORWARD COMMITMENTS
         The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.
         Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
         Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

10. COLLATERALIZED DEBT OBLIGATIONS
         The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

11. STRIPPED MORTGAGE-BACKED SECURITIES
         Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage -backed securities.

12. REVERSE REPURCHASE AGREEMENTS
         A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of the securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

13. REPURCHASE AGREEMENTS
         The Funds may enter into repurchase agreements (agreements to purchase securities--generally securities of the U.S. Government, its agencies or instrumentalities--subject to the seller's agreement to repurchase them at a specified time and price) with well established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

Set for below is the collateral for each Fund's Repurchase Agreement as of September 30, 2007:

                                                      COLLATERAL

                            ISSUER OF
                           REPURCHASE                                     INTEREST     MATURITY       MARKET
FUND                        AGREEMENT        ISSUER(S)        PAR           RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------
Growth                  State Street Bank      FHLMC        $ 2,465,000    5.45%       09/02/11      $ 2,514,300
Value                   State Street Bank      FHLB           3,120,000    4.25%       10/05/11        3,143,400
Small to Mid Cap        State Street Bank      FHLB           6,205,000    5.125%      02/12/08        6,251,538
International Equity    State Street Bank      FHLMC          1,340,000    5.45%       09/02/11        1,366,800
High Yield Bond         State Street Bank      FHLB             305,000    4.25%       10/05/11          307,288
Intermediate
   Fixed-Income         State Street Bank      FHLB           2,670,000    5.125%      02/12/08        5,712,525
Short-Intermediate
  Fixed-Income          State Street Bank      FHLB             830,000    4.25%       10/05/11          836,225
Mortgage Securities     State Street Bank      FHLMC          1,005,000    5.20%       03/05/19          983,370
Limited Duration
  U.S. Government       State Street Bank      FNMA           4,320,000    5.625%      08/21/12        4,368,600
U.S. Government
  Money                 State Street Bank      FNMA          226,400,00    6.25%       02/01/11      239,701,000
                        State Street Bank      FHLB          10,680,000    3.75%       08/18/09       10,599,900
Total Return            State Street Bank      FHLMC            705,000    5.45%       09/02/11          719,100
Income Allocation       State Street Bank      FHLMC          1,315,000    5.20%       03/05/19        1,286,699
Income & Growth
  Allocation            State Street Bank      FHLB           1,460,000    4.00%       05/21/13        1,467,300
Balanced Allocation     State Street Bank      FHLB           2,005,000    4.00%       05/21/13        2,015,025
Growth & Income
  Allocation            State Street Bank      FHLB           4,645,000    5.125%      02/26/08        4,668,225
Growth Allocation       State Street Bank      FNMA           4,060,000    5.625%      08/21/12        4,105,675
Aggressive Growth
  Allocation            State Street Bank      FHLB           1,595,000    4.25%       10/05/11        1,606,963
----------------------------------------------------------------------------------------------------------------


14. RESTRICTED SECURITIES
         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at September 30, 2007, is detailed in the Schedules of Investments, as applicable.

15. TAX COST
         The identified cost for federal income tax purposes of investments owned by each Fund, excluding TBAs, their respective gross unrealized appreciation/(depreciation), and resulting net unrealized appreciation/(depreciation) at September 30, 2007 were as follows:

                                                         GROSS                GROSS               NET UNREALIZED
                               IDENTIFIED             UNREALIZED            UNREALIZED             APPRECIATION
                                  COST               APPRECIATION         (DEPRECIATION)          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
Growth                        $ 170,653,771          $  9,480,271        $  (3,027,382)            $  6,452,889
Value                           148,484,134            15,440,390           (3,958,582)              11,481,808
Small to Mid Cap                305,315,552            69,834,652          (21,354,242)              48,480,410
International Equity            241,642,675            51,810,442           (7,666,603)              44,143,839
High Yield Bond                  85,791,349             1,215,711           (2,239,725)              (1,024,014)
Intermediate
  Fixed-Income                   68,465,977               827,183           (3,633,090)              (2,805,907)
Short-Intermediate
  Fixed-Income                   85,877,138               365,683           (3,972,005)              (3,606,322)
Mortgage Securities              54,858,669               727,290             (699,147)                  28,143
Limited Duration
  U.S. Government                54,595,985               361,627              (40,843)                 320,784
Total Return                     22,676,569               409,997              (45,380)                 364,617

ACCESSOR ALLOCATION FUND
Income Allocation                19,245,744                65,132             (638,863)                (573,731)
Income & Growth
  Allocation                     34,415,663             4,618,402             (782,006)               3,836,396
Balanced Allocation             113,295,315            19,500,180           (1,666,823)              17,833,357
Growth & Income
  Allocation                    142,024,662            32,244,709           (2,121,409)              30,123,300
Growth Allocation               123,141,487            37,434,813             (555,018)              36,879,795
Aggressive Growth
  Allocation                     60,815,138            21,195,913              (34,121)              21,161,792

16. AFFILIATED COMPANIES
         Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following represents the activity for the quarter end September 30, 2007:

                                     PURCHASE         SALES          DIVIDEND         VALUE           VALUE
                                       COST           COST            INCOME         9/30/07        12/31/06
---------------------------------------------------------------------------------------------------------------
ACCESSOR INCOME ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES

High Yield Bond                    $         --    $    900,000    $     87,930    $  4,651,360    $  1,808,845
Intermediate Fixed-Income                    --              --          34,884       2,448,719              --
International Equity                    435,000              --              --         444,375              --
Mortgage Securities                          --              --          32,310       2,667,497         826,665
Short-Intermediate Fixed-Income              --         250,000          91,262       6,134,565       9,620,257
U.S. Government Money                        --         250,000          17,078       1,065,497       3,665,497
                                   ----------------------------------------------------------------------------
TOTAL                              $    435,000    $  1,400,000    $    263,464    $ 17,412,013    $ 15,921,264

---------------------------------------------------------------------------------------------------------------

ACCESSOR INCOME & GROWTH ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES

Growth                             $         --    $         --    $        519    $  4,511,993    $  4,434,102
High Yield Bond                         400,000              --          86,004       5,268,985       2,627,933
Intermediate Fixed-Income                    --              --          41,080       2,883,677              --
International Equity                    850,000         400,000              --       6,265,259       3,466,170
Mortgage Securities                          --         250,000          33,577       2,669,791       1,641,574
Short-Intermediate Fixed-Income         100,000              --         108,323       7,447,960      11,984,264
Small to Mid Cap                        675,000       1,000,000              --       1,744,108       1,491,521
Value                                   500,000         670,000          10,698       4,087,109       2,894,266
U.S. Government Money                   475,000         400,000          24,718       1,937,177       3,512,177
                                   ----------------------------------------------------------------------------
TOTAL                              $  3,000,000    $  2,720,000    $    304,919    $ 36,816,059    $ 32,052,007

---------------------------------------------------------------------------------------------------------------

ACCESSOR BALANCED ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES

Growth                             $         --    $         --    $      2,449    $ 21,276,515    $ 19,501,792
High Yield Bond                         600,000              --         269,491      15,640,377       7,953,631
Intermediate Fixed-Income               300,000              --          92,854       6,715,142              --
International Equity                  1,600,000       1,500,000              --      27,313,663      14,542,926
Mortgage Securities                     300,000              --          78,750       6,713,240       2,969,042
Short-Intermediate Fixed-Income         400,000         540,000         262,853      17,860,108      24,805,473
Small to Mid Cap                      1,100,000       1,000,000              --       9,831,994       6,754,670
Value                                   600,000         670,000          53,150      20,305,401      13,546,478
U.S. Government Money                        --              --          42,889       3,500,232       3,500,232
                                   ----------------------------------------------------------------------------
TOTAL                              $  4,900,000    $  3,710,000    $    802,436    $129,156,672    $ 93,574,244


                                     PURCHASE         SALES          DIVIDEND         VALUE           VALUE
                                       COST           COST            INCOME         9/30/07        12/31/06
---------------------------------------------------------------------------------------------------------------
ACCESSOR GROWTH & INCOME ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES

Growth                             $    100,000    $         --    $      3,644    $ 31,660,101    $ 31,874,297
High Yield Bond                         350,000              --         258,983      15,030,563      11,475,348
Intermediate Fixed-Income               500,000              --          98,391       7,169,564       1,430,885
International Equity                  1,700,000              --              --      40,899,014      24,153,676
Mortgage Securities                     200,000              --          60,610       5,145,378       4,288,748
Short-Intermediate Fixed-Income       1,500,000       1,550,000         314,505      21,421,989      25,777,180
Small to Mid Cap                        630,000       1,000,000              --      15,370,188      12,752,030
Value                                 1,320,000         670,000          80,773      30,858,350      23,937,761
U.S. Government Money                        --         600,000           6,958          20,815       1,120,815
                                   ----------------------------------------------------------------------------
TOTAL                              $  6,300,000    $  3,820,000    $    823,864    $167,575,962    $136,810,740

---------------------------------------------------------------------------------------------------------------

ACCESSOR GROWTH ALLOCATION FUND
INVESTMENT COMPANIES
ACCESSOR FUNDS - ADVISOR CLASS SHARES

Growth                             $         --    $         --    $      4,415    $ 38,358,275    $ 38,372,591
High Yield Bond                              --              --         146,334       8,492,761       7,786,851
Intermediate Fixed-Income               700,000              --           3,392         697,076              --
International Equity                    500,000                              --      47,707,647      26,295,283
Mortgage Securities                          --              --          17,132       1,414,587       1,289,689
Short-Intermediate Fixed-Income              --              --          70,279       4,790,203       7,787,603
Small to Mid Cap                      1,000,000              --              --      18,164,254      15,274,296
Value                                   605,000              --          95,207      36,372,479      29,625,709
                                   ----------------------------------------------------------------------------
TOTAL                              $  2,805,000    $         --    $    336,759    $155,997,282    $126,432,022

---------------------------------------------------------------------------------------------------------------

ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
INVESTMENT COMPANIES
ACCESSOR FUNDS - ADVISOR CLASS SHARES

Growth                             $    300,000    $    300,000    $      2,486    $ 21,596,665    $ 23,097,763
International Equity                    375,000         600,000              --      27,269,138      15,400,731
Small to Mid Cap                        340,000         100,000              --      10,273,111       9,205,765
Value                                   460,000         100,000          55,665      21,265,982      17,838,915
U.S. Government Money                        --              --              --              34              34
                                   ----------------------------------------------------------------------------
TOTAL                              $  1,475,000    $  1,100,000    $     58,151    $ 80,404,930    $ 65,543,208


FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


-------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            Accessor Funds, Inc.


By (Signature and Title)*               /s/ J. Anthony Whatley III
                                        -------------------------------------
                                        J. Anthony Whatley III, President

Date November 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ J. Anthony Whatley III
                                        -------------------------------------
                                        J. Anthony Whatley III, President

Date November 28, 2007


By (Signature and Title)*               /s/ Eric Kleinschmidt
                                        -------------------------------------
                                        Eric Kleinschmidt, Treasurer

Date November 28, 2007

* Print the name and title of each signing officer under his or her signature.